AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 1999.

                                                           FILE NO. 333-23271
                                                           FILE NO. 811-08091

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.            [ ]
                         POST-EFFECTIVE AMENDMENT NO. 4           [X]
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT NO. 4           [X]

                                   ----------

                         THE PRUDENTIAL DISCOVERY SELECT
                                 GROUP VARIABLE
                                CONTRACT ACCOUNT
                           (Exact Name of Registrant)

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                               (Name of Depositor)

                          3 GATEWAY CENTER, 12TH FLOOR
                              NEWARK, NJ 07102-4077
                  DEPOSITOR'S TELEPHONE NUMBER: (973) 802-6997

                                   ----------

                          C. CHRISTOPHER SPRAGUE, ESQ.
                            ASSISTANT GENERAL COUNSEL
                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          3 GATEWAY CENTER, 12TH FLOOR
                              NEWARK, NJ 07102-4077
               (Name and address of agent for service of process)

                                    Copy to:

                           CHRISTOPHER E. PALMER, ESQ.
                                 SHEA & GARDNER
                          1800 MASSACHUSETTS AVE., N.W.
                             WASHINGTON, D.C. 20036

                                   ----------

     It is proposed that this filing will become effective (check appropriate space):

     [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
     [ ]  on _______ pursuant to paragraph (b) of Rule 485
     [ ]  60 days after filing pursuant to paragraph (a) of Rule 485
     [X]  on May 1, 1999 pursuant to paragraph (a) of Rule 485

                     Title of Securities Being Registered:
                 Interests in Group Variable Annuity Contracts.

================================================================================

                              CROSS REFERENCE SHEET
                       PURSUANT TO RULES 481(A) AND 495(A)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4

        Item of Form N-4                                Prospectus Caption
        ----------------                                ------------------

 PART A

   1.   Cover Page..................................Cover Page

   2.   Definitions.................................Definitions

   3.   Synopsis....................................Fee Table; Brief Description
                                                      of the Contracts

   4.   Condensed Financial Information.............Accumulation Unit Values
                                                      Appendix

   5.   General

        (a) Depositor...............................Prudential Insurance Company
                                                      of America

        (b) Registrant..............................Prudential Discovery Select
                                                      Group Variable Contract
                                                      Account

        (c) Portfolio Company.......................The Funds

        (d) Fund Prospectus.........................The Funds

        (e) Voting Rights...........................Voting Rights

        (f) Administrators..........................Prudential Insurance Company
                                                      of America

   6.   Deductions and Expenses

        (a) General.................................Charges, Fees and
                                                      Deductions; Brief
                                                      Description of the
                                                      Contract

        (b) Sales Load..............................Charges, Fees and
                                                      Deductions; Brief
                                                      Description of the
                                                      Contract

        (c) Special Purchase Plan...................N/A

        (d) Commissions.............................Sale of the Contract and
                                                      Sales Commissions

        (e) Expenses--Registrant....................Charges, Fees and
                                                      Deductions; Brief
                                                      Description of the
                                                      Contract

        (f) Fund Expenses...........................Charges, Fees and Deductions

        (g) Organizational Expenses.................N/A

   7.   Contracts

        (a) Persons with Rights.....................Brief Description of the
                                                      Contract; Substitution of
                                                      Fund Shares; The
                                                      Contracts; Voting Rights;
                                                      Death Benefit; Modified
                                                      Procedures

        (b) (i) Allocation of Purchase Payments.....Brief Description of the
                                                      Contract; Allocation of
                                                      Purchase Payments

            (ii) Transfers..........................Brief Description of the
                                                      Contract; Transfers

            (iii) Exchanges.........................Transfers

        (c) Changes.................................Substitution of Funds; The
                                                      Contracts; Modified
                                                      Procedures;

        (d) Inquiries...............................Cover page

   8.   Annuity Period..............................Brief Description of the
                                                      Contract; Effecting an
                                                      Annuity

   9.   Death Benefit...............................Death Benefit

  10.   Purchases and Contract Value

        (a) Purchases...............................Brief Description of the
                                                      Contract; Allocation of
                                                      Purchase Payments; The
                                                      Accumulation Period;
                                                      Transfers

        (b) Valuation...............................Definitions; The
                                                      Accumulation Period

        (c) Daily Calculation.......................Definitions; The
                                                      Accumulation Period

        (d) Underwriter.............................Sale of the Contract and
                                                      Sales Commissions

  11.   Redemptions

        (a) -- By Owners............................Brief Description of the
                                                      Contract; Transfers;
                                                      Withdrawals; Effecting An
                                                      Annuity; Federal Tax
                                                      Status

            -- By Annuitant.........................Transfers; Withdrawals;
                                                      Effecting An Annuity;
                                                      Federal Tax Status

        (b) Texas ORP...............................Texas Optional Retirement
                                                      Plan

        (c) Check Delay.............................N/A

        (d) Lapse...................................N/A

        (e) Free Look...............................The Accumulation Period

  12.   Taxes.......................................Brief Description of the
                                                      Contract; Federal Tax
                                                      Status

  13.   Legal Proceedings...........................Legal Proceedings

  14.   Table of Contents for the Statement of
          Additional Information....................Statement of Additional
                                                      Information

 PART B

        Item of Form N-4                            Part B Caption
        ----------------                            --------------

  15.   Cover Page..................................Cover Page

  16.   Table of Contents...........................Table of Contents

  17.   General Information and History.............N/A

  18.   Services

        (a) Fees and Expenses of Registrant.........Charges, Fees and Deductions
                                                      (prospectus)

        (b) Management Contracts....................N/A

        (c) Custodian...............................N/A

            Independent Public Accountants..........Expert

        (d) Assets of Registrant....................Prudential Discovery Select
                                                      Group Variable Contract
                                                      Account (prospectus)

        (e) Affiliated Persons......................Prudential Insurance Company
                                                      of America (prospectus)

        (f) Principal Underwriter...................Sale of the Contract and
                                                      Sales Commissions
                                                      (prospectus)

  19.   Purchase of Securities Being Offered........Sale of the Contract and
                                                      Sales Commissions
                                                      (prospectus)

        Offering Sales Load.........................N/A

  20.   Underwriters................................Sale of the Contract and
                                                      Sales Commissions
                                                      (prospectus)

  21.   Calculation of Performance Data.............Performance Information;
                                                      Performance Information
                                                      (prospectus)

  22.   Annuity Payments............................Effecting An Annuity
                                                      (prospectus)

  23.   Financial Statements........................Financial Statements

 PART C:  OTHER INFORMATION

        Item of Form N-4                            Part C Caption
        ----------------                            --------------

  24.   Financial Statements and Exhibits...........Financial Statements and
                                                      Exhibits

        (a) Financial Statements

        (b) Exhibits

  25.   Directors and Officers of the Depositor.....Directors and Officers of
                                                      Prudential Insurance
                                                      Company of America (in
                                                      Statement of Additional
                                                      Information)

  26.   Persons Controlled By or Under Common

          Control with the Depositor or Registran...Persons Controlled By or
                                                      Under Common Control with
                                                      the Depositor or
                                                      Registrant

  27.   Number of Contractowners....................Number of Contractholders

  28.   Indemnification.............................Indemnification

  29.   Principal Underwriters......................Principal Underwriter

  30.   Location of Accounts and Records............Location of Books and
                                                      Records

  31.   Management Services.........................Management Services

  32.   Undertakings................................Undertakings and
                                                      Representations

        Signature Page..............................Signatures

                                     PART A

PROSPECTUS                                                          MAY 1, 1999

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
GROUP VARIABLE ANNUITY CONTRACTS

DISCOVERY SELECT
           ---------------
           GROUP RETIREMENT ANNUITY

This prospectus describes the DISCOVERY SELECT(SM) Group Variable Annuity Contracts* (the "Contracts"). The Contracts are group variable annuity contracts sold by The Prudential Insurance Company of America ("Prudential") to retirement plans qualifying for federal tax benefits under sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 as amended (the "Code") and to non-qualified defined contribution annuity plans. In this Prospectus, Prudential may be referred to as either "Prudential" or as "we" or "us". We may refer to a participant under a retirement plan as "you."

We sell one of the Contracts (the "Small Plan Contract") exclusively to retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer participants. We may delegate most of the administrative services in connection with those Contracts to a third party recordkeeper (the "Small Plan Contract Recordkeeper").

As a plan participant, you can allocate contributions made on your behalf in a number of ways. You can allocate contributions to one or more of the twenty-two Subaccounts. Each Subaccount invests in one of the following portfolios of The Prudential Series Fund, Inc. (the "Prudential Series Fund") or other listed portfolios (collectively, the "Funds"):

                        THE PRUDENTIAL SERIES FUND, INC.

Money Market Portfolio           Flexible Managed Portfolio  Equity Portfolio
Diversified Bond Portfolio       High Yield Bond Portfolio   Prudential Jennison
Government Income Portfolio      Stock Index Portfolio         Portfolio
Conservative Balanced Portfolio  Equity Income Portfolio     Global Portfolio

--------------------------------------------------------------------------------

                       AIM VARIABLE INSURANCE FUNDS, INC.

       AIM V.I. Growth and Income Fund             AIM V.I. Value Fund

           JANUS ASPEN SERIES                  MFS VARIABLE INSURANCE TRUST
           Growth Portfolio                       Emerging Growth Series
    International Growth Portfolio                    Research Series

        OCC ACCUMULATION TRUST            T. ROWE PRICE EQUITY SERIES, INC.
          Managed Portfolio                      Equity Income Portfolio
         Small Cap Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.         WARBURG PINCUS TRUST
    International Stock Portfolio           Post-Venture Capital Portfolio

You also can allocate contributions to the Guaranteed Interest Account, which guarantees a stipulated rate of interest if held for a specified period of time. In this Prospectus, we do not describe that account in detail. Rather, we mention the Guaranteed Interest Account only where necessary to explain how the Prudential Discovery Select Group Variable Contract Account works.

                                   ----------

In this Prospectus, we provide information that you should know before you invest. We have filed additional information about the Contracts with the Securities and Exchange Commission ("SEC") in a Statement of Additional Information ("SAI"), dated May 1, 1999. That SAI is legally a part of this Prospectus. You can get a copy of the SAI free of charge by contacting us at the address or telephone number shown on the cover page.The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

The accompanying prospectuses for the Funds and the related statements of additional information describe the investment objectives and risks of investing in the Funds. We may offer additional Funds and Subaccounts in the future.

The contents of the SAI with respect to the Contracts appears on page 44 of this Prospectus.

                                   ----------

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. YOU SHOULD READ THOSE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

AS WITH ALL VARIABLE ANNUITY CONTRACTS, THE FACT THAT WE HAVE REGISTERED THE CONTRACTS WITH THE SEC DOES NOT MEAN THAT THE SEC HAS DETERMINED THAT THE CONTRACTS ARE A GOOD INVESTMENT. NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          3 Gateway Center, 12th Floor
                              Newark, NJ 07102-4077
                            Telephone 1-800-458-6333

* DISCOVERY SELECT IS A SERVICE MARK OF PRUDENTIAL

                               PROSPECTUS CONTENTS

                                                                            PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS......................... 1

BRIEF DESCRIPTION OF THE CONTRACTS........................................... 2

FEE TABLES................................................................... 4

GENERAL INFORMATION ABOUT PRUDENTIAL, PRUDENTIAL DISCOVERY SELECT GROUP
     VARIABLE CONTRACT ACCOUNT AND THE INVESTMENT OPTIONS AVAILABLE
     UNDER THE CONTRACTS .................................................... 12
   PRUDENTIAL INSURANCE COMPANY OF AMERICA................................... 12
   PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT............... 12
   THE FUNDS................................................................. 13
   GUARANTEED INTEREST ACCOUNT............................................... 16

THE CONTRACTS................................................................ 17
   THE ACCUMULATION PERIOD................................................... 17
   ALLOCATION OF PURCHASE PAYMENTS .......................................... 19
   ASSET ALLOCATION PROGRAM.................................................. 19
   TRANSFERS................................................................. 19
   DOLLAR COST AVERAGING .................................................... 21
   AUTO-REBALANCING.......................................................... 22
WITHDRAWALS.................................................................. 22
   SYSTEMATIC WITHDRAWAL PLAN................................................ 23
   TEXAS OPTIONAL RETIREMENT PLAN............................................ 24
   DEATH BENEFIT............................................................. 25
   DISCONTINUANCE OF CONTRIBUTIONS........................................... 26
   LOAN PROVISION............................................................ 27
   MODIFIED PROCEDURES....................................................... 28

CHARGES, FEES AND DEDUCTIONS................................................. 28
   ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE.............................. 28
   CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS........................... 29
   EXPENSES INCURRED BY THE FUNDS............................................ 29
   WITHDRAWAL CHARGE......................................................... 29
   LIMITATIONS ON WITHDRAWAL CHARGE.......................................... 30
   PREMIUM TAXES............................................................. 31

FEDERAL TAX STATUS........................................................... 32
   ANNUITY QUALIFICATION..................................................... 32
   TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS................. 32
   NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS............................ 34
   ENTITY OWNERS............................................................. 36
   WITHHOLDING............................................................... 36
   TAXES ON PRUDENTIAL ...................................................... 36

EFFECTING AN ANNUITY......................................................... 36
   LIFE ANNUITY WITH PAYMENTS CERTAIN........................................ 37
   ANNUITY CERTAIN........................................................... 37
   JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN.......................... 37
   PURCHASING THE ANNUITY.................................................... 38

OTHER INFORMATION............................................................ 38
   MISSTATEMENT OF AGE OR SEX................................................ 38
   SALE OF THE CONTRACT AND SALES COMMISSIONS................................ 38
   VOTING RIGHTS............................................................. 39
   SUBSTITUTION OF FUND SHARES............................................... 39

PERFORMANCE INFORMATION...................................................... 39
   REPORTS TO PARTICIPANTS................................................... 40
   STATE REGULATION.......................................................... 40
   LEGAL PROCEEDINGS......................................................... 41
   YEAR 2000 COMPLIANCE...................................................... 42
   SUBSEQUENT EVENTS......................................................... 44
   STATEMENT OF ADDITIONAL INFORMATION....................................... 44
   ADDITIONAL INFORMATION.................................................... 44

                    DEFINITIONS OF SPECIAL TERMS USED IN THIS
                                   PROSPECTUS


ACCOUNT--See the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") below.

ACCUMULATION PERIOD--The period, prior to the effecting of an annuity, during which the amount credited to a Participant Account may vary with the investment performance of any Subaccount of the Discovery Account, or the interest rate credited under the Guaranteed Interest Account, as selected.

ANNUITANT--The person or persons designated by the Participant upon whose life or lives monthly annuity payments are based after an annuity is effected.

BENEFICIARY--A person designated by a Participant to receive benefits from funds held under the Contract.

BUSINESS DAY--A day on which both the New York Stock Exchange and Prudential are open for business.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACTHOLDER--The employer, association or trust to which Prudential has issued a Contract.


CONTRACTS--The Group Variable Annuity Contracts that we describe in this Prospectus and offer for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Code and with non-qualified annuity arrangements. The Small Plan Contract is one of such Contracts.

CONTRACT VALUE--The dollar amount held under a Contract.

EMPLOYER--The sponsor of the retirement plan or non-qualified annuity arrangement.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, MFS Variable Insurance Trust, Warburg Pincus Trust, and OCC Accumulation Trust available under the Contracts.

GENERAL ACCOUNT--The assets of Prudential other than those allocated to the Discovery Account or any other separate account of Prudential.

GUARANTEED INTEREST ACCOUNT--An allocation option under the Contract funded by Prudential's General Account, or under certain Contracts, a separate account. It is not part of nor dependent upon the investment performance of the Discovery Account. This Prospectus does not describe in detail the Guaranteed Interest Account or any separate account funding a guaranteed interest rate option.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust, invested through its Subaccounts in shares of the corresponding Fund Portfolios.

SMALL PLAN CONTRACT--Atype of Contract used exclusively with retirement plans qualified under Sections 401(k) or 401(a) of the Code that generally have 100 or fewer Participants.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding portfolio of the Funds.

UNIT AND UNIT VALUE--We credit a Participant with Units for each Subaccount in which he invests. The value of these Units may change each Business Day to reflect the investment results of, and deductions of charges from, the Subaccounts, and the expenses of the Funds in which the assets of the Subaccounts are invested. The number of Units credited to a Participant in any Subaccount of the Discovery Account is determined by dividing the amount of the contribution or transfer made on his behalf to that Subaccount by the applicable Unit Value for the Business Day on which the contribution or transfer is received at the address shown on the cover of this Prospectus or such other address that Prudential has specified. We will reduce the number of Units credited to a Participant under any Subaccount by the number of Units canceled as a result of any transfer or withdrawal by a Participant from that Subaccount. Because of its differing charges, the Small Plan Contract will have different Unit Values than the other Contracts.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a Subaccount to the next. We make such determinations when the net asset values of the Funds are calculated, which is generally as of 4:15 p.m. Eastern time on each day during which the New York Stock Exchange and Prudential are open. Currently, the Prudential business unit that receives transaction requests for the Contracts is open each day on which the New York Stock Exchange is open.

VARIABLE INVESTMENT OPTIONS--The Subaccounts.

                       BRIEF DESCRIPTION OF THE CONTRACTS

Prudential offers the Contracts to retirement plans qualifying for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended (the "Code") and to nonqualified annuity arrangements. The Contracts are group annuity contracts that we typically issue to employers. These employers then make contributions under the Contract on behalf of their employees. A person for whom contributions have been made and to whom they remain credited under a Contract is a "Participant."

The value of a Participant's investment depends upon the performance of the selected investment option[s]. Currently, there are twenty-two variable investment options, each of which is called a Subaccount. We invest the assets of each Subaccount in one of the Funds listed beginning on page 13. You may direct contributions to one or a combination of variable investment options as well as the Guaranteed Interest Account. We set up a separate Participant Account to record your investment choices. You can withdraw amounts held under your Participant Account, in whole or in part, prior to the annuity date. We also provide for a death benefit under the Contract.

Through payroll deduction or similar agreements with the Contractholder, you may make contributions under the Contract. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.

Prudential assesses charges under the Contracts for the costs of selling and distributing the Contracts, for administering the Contracts, and for assuming mortality and expense risks under the Contracts. We deduct a mortality and expense risk charge equal to an annual rate of 0.15% from the assets held in the variable investment options with respect to all the Contracts. We deduct an administrative charge from the assets held in the variable investment options, which charge is equal to an annual rate of 0.85% for Contracts other than the Small Plan Contract. For the Small Plan Contract, we deduct an administrative charge equal to an annual rate of 1.05% from the assets held in the variable investment options. You can find further details about the administrative charge in the Fee Tables, pages 4 and 5, and under Administrative Fee and Annual Account Charge, page 28.

With respect to Contracts other than the Small Plan Contract, we assess an additional administrative charge of up to $32 per Participant (the annual account charge) on the last Business Day of each calendar year and at the time of a full withdrawal. We will prorate this annual account charge for new Participants on a monthly basis for their first year of participation. With respect to the Small Plan Contract, we assess an annual administrative charge of up to $32 per Participant either (i) quarterly, on or about 14 days after the end of each quarter or (ii) annually, on the last Business Day of the calendar year. We do not prorate this charge for new Participants under the Small Plan Contract.

Under Contracts other than the Small Plan Contract, we may impose a withdrawal charge upon withdrawals made in the first five years after the initial contribution made on behalf of a Participant. The maximum withdrawal charge for such Contracts is 5% of the contributions made on behalf of the Participant. Participants in a Small Plan Contract do not pay a withdrawal charge when they redeem some or all of their Units in the Account or their Participant Account Value in the Guaranteed Interest Account. Instead, Prudential will assess a withdrawal charge of up to 5% of the amount of Participant and Employer contributions that are withdrawn in connection with a full or partial termination by the Employer of its participation in the Small Plan Contract. Prudential will impose this withdrawal charge only during the first 5 years following the effective date of the Small Plan Contract. We will consider an Employer to have fully or partially terminated its participation in the Small Plan Contract if it provides Prudential notice of its intent to terminate the Contract, if the plan terminates or is no longer a qualified plan, or if Prudential terminates the Contract by reason of the Contractholder failing to meet its contractual obligations.

A charge against each of the Funds' assets is also made by the investment adviser for providing investment advisory and management services. You can find further details about charges under the section entitled Charges, Fees and Deductions, page 28.

Unless restricted by the retirement arrangement under which you are covered, or by a section of the Code, you may withdraw, at any time, all or part of your Participant Account. See "Withdrawals," page 22. If you withdraw, you may be taxed under the Code, including, under certain circumstances, a 10% penalty tax on premature withdrawals. See "Federal Tax Status," page 32. In addition, you may transfer all or a part of your Participant Account Value among the Subaccounts and the Guaranteed Interest Account without the imposition of the withdrawal charge or tax liability.

The procedures set out in this paragraph apply to Contracts other than the Small Plan Contract. You should send all written requests, notices, and transfer requests required by the Contracts (other than withdrawal requests and death benefit claims), to Prudential at the address shown on the cover of this Prospectus. You may effect the telephone transactions that are permitted by your retirement plan by calling Prudential at 1-800-458-6333. You must send all written withdrawal requests or death benefit claims to Prudential by one of the following three means: (1) By U.S. mail to: Prudential, P.O. Box 5410, Scranton, Pennsylvania 18505-5410; (2) Delivery service other than the U.S. mail (e.g., Federal Express, etc.) sent to our office at the following address: Prudential, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789; or (3) Fax to Prudential, Attention: Client Payments at: (570) 340-4328. Under certain Contracts, the Contractholder or a third party acting on their behalf provides record-keeping services that would otherwise be performed by Prudential. See "Modified Procedures," page 28.

The procedures described in this paragraph apply exclusively to the Small Plan Contracts. Participants under such Contracts must send all written communications (including written requests to effect a purchase, withdrawal or other transaction) and death benefit claims to the Small Plan Contract Recordkeeper at the address provided by Prudential. Participants may effect certain transactions under their Small Plan Contract, and otherwise communicate with respect to their Contract, by calling the Small Plan Contract Recordkeeper at the telephone number provided by Prudential in Participant enrollment materials. Transactions (including death benefit claims) conveyed to the Small Plan Contract Recordkeeper will be deemed effective on a given Business Day if received in good order prior to 4:00 PM Eastern Time on that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by the Small Plan Contract Recordkeeper that is sufficiently complete and clear that the Small Plan Contract Recordkeeper does not need to exercise any discretion to follow such instruction. The Small Plan Contract Recordkeeper will forward promptly to Prudential transaction requests and other communications that it receives from Participants in a Small Plan Contract.

We intend this brief description of the Contracts to provide a broad overview of the more significant features of the Contracts. You can find more detailed information about the Contracts in subsequent sections of this Prospectus and in the Contracts themselves.

Transaction requests (including death benefit claims) received directly by Prudential in good order on a given Business Day before the established transaction cutoff time (4 PM Eastern Time, or such earlier time that the New York Stock Exchange may close) will be effective for that Business Day. For purposes of the preceding sentence, we define "good order" generally as an instruction received by Prudential that is sufficiently complete and clear that Prudential does not need to exercise any discretion to follow such instruction.

                                    FEE TABLE
                            FOR CONTRACTS OTHER THAN
                             THE SMALL PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions.......................................None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn):

------------------------------------- ------------------------------------------

                                          THE WITHDRAWAL CHARGE WILL BE EQUAL
                                          TO THE FOLLOWING PERCENTAGE OF THE
    YEARS OF CONTRACT PARTICIPATION           CONTRIBUTIONS WITHDRAWN

------------------------------------- ------------------------------------------

First Year                                                    5%
Second Year                                                   4%
Third Year                                                    3%
Fourth Year                                                   2%
Fifth Year                                                    1%
Sixth and Subsequent Years                                No Charge
------------------------------------- ------------------------------------------

Maximum Annual Account Charge................................................$32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

                ALL SUBACCOUNTS
                ---------------
                Mortality and Expense Risk Charge ..................   0.15%
                Administrative Fee .................................   0.85%
                                                                       ------
                Total Separate Account Annual Expenses .............   1.00%
                                                                       =====

                                    FEE TABLE
                                  FOR THE SMALL
                                  PLAN CONTRACT

PARTICIPANT TRANSACTION EXPENSES

Sales Charge Imposed on Contributions.......................................None

Maximum Withdrawal Charge (as a percentage of contributions withdrawn) in connection with a full or partial Contract termination:

------------------------------------- ------------------------------------------

                                            THE WITHDRAWAL CHARGE WILL BE EQUAL
                                             TO THE FOLLOWING PERCENTAGE OF THE
 YEARS CONTRACT HAS BEEN IN EFFECT               CONTRIBUTIONS WITHDRAWN

------------------------------------- ------------------------------------------

First Year                                                    5%
Second Year                                                   4%
Third Year                                                    3%
Fourth Year                                                   2%
Fifth Year                                                    1%
Sixth and Subsequent Years                                No Charge
------------------------------------- ------------------------------------------

Maximum Annual Account Charge................................................$32

DISCOVERY ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE PARTICIPANT ACCOUNT VALUE)

                ALL SUBACCOUNTS
                -----------------
                Mortality and Expense Risk Charge ................... 0.15%
                Administrative Fee .................................. 1.05%
                                                                      ------
                Total Separate Account Annual Expenses .............. 1.20%
                                                                      =====

ANNUAL EXPENSES OF THE FUNDS
(AS A PERCENTAGE OF PORTFOLIO AVERAGE NET ASSETS)

                                                                                             TOTAL FUND
                                                                     INVESTMENT            ANNUAL EXPENSES
                                                                     MANAGEMENT    OTHER   (AFTER EXPENSE
                                                                         FEE     EXPENSES  REIMBURSEMENTS)
                                                                     -------------------------------------

THE PRUDENTIAL SERIES FUND, INC(1)
  Money Market Portfolio ........................................       0.40%
  Diversified Bond Portfolio.....................................       0.40%
  Government Income Portfolio....................................       0.40%
  Conservative Balanced Portfolio................................       0.55%             [to be added by
  Flexible Managed Portfolio.....................................       0.60%         post-effective amendment]
  High Yield Bond Portfolio......................................       0.55%
  Stock Index Portfolio..........................................       0.35%
  Equity Income Portfolio........................................       0.40%
  Equity Portfolio...............................................       0.45%
  Prudential Jennison Portfolio..................................       0.60%
  Global Portfolio...............................................       0.75%

AIM VARIABLE INSURANCE FUNDS, INC.(2)

  AIM V.I. Growth and Income Fund................................       0.63%
  AIM V.I. Value Fund............................................       0.62%

JANUS ASPEN SERIES(3)

  Growth Portfolio...............................................       0.65%
  International Growth Portfolio.................................       0.67%

MFS VARIABLE INSURANCE TRUST

  Emerging Growth Series.........................................       0.75%
  Research Series................................................       0.75%

OCC ACCUMULATION TRUST(4)

  Managed Portfolio..............................................       0.80%
  Small Cap Portfolio............................................       0.80%

T. ROWE PRICE(5)

  T. Rowe Price Equity Series, Inc., Equity Income Portfolio.....       0.85%
  T. Rowe Price International Series, Inc., International Stock
   Portfolio.....................................................       1.05%

WARBURG PINCUS TRUST(6)

  Post-Venture Capital Portfolio.................................       1.07%


The purpose of the foregoing tables is to assist Participants in understanding the expenses that they bear, directly or indirectly, relating to the Prudential Discovery Select Group Variable Contract Account and the Funds. The expenses relating to the Funds (other than those in the Prudential Series Fund) have been provided to Prudential by the Funds, and have not been independently verified by Prudential. See the sections on charges in this Prospectus and the accompanying prospectuses for the Funds.

(1) The Prudential Series Fund, Inc. With respect to The Prudential Series Fund portfolios, except for the Global Portfolio, Prudential reimburses a portfolio when its ordinary operating expenses, excluding taxes, interest, and brokerage commissions exceed 0.75% of the portfolio's average daily net assets. The amounts listed for the portfolios under "Other Expenses" are based on amounts incurred in the last fiscal year.

(2) AIM Variable Insurance Funds, Inc. AIM may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. The fee currently only applies to the average net asset value of each Fund in excess of the net asset value of each Fund as calculated on April 30, 1998.

(3) Janus Aspen Series. Management fees for Growth and International Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fee for each of these Portfolios reflects the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Growth and International Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04% and 0.78% for Growth Portfolio and 0.79%, 0.29% and 1.08% for
International Growth Portfolio respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(4) OCC Accumulation Trust. Other Expenses are shown gross of expense offsets afforded the Portfolios which effectively lowered overall custody expenses. Total Portfolio Expenses for the Small Cap and Managed Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of their respective average daily net assets. Expenses for the fiscal year ended December 31, 1997 for these portfolios were below this expense limitation. Expense offsets for each Portfolio for the fiscal year ended December 31, 1997 amounted to less than one basis point for each Portfolio.

(5) T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc. With respect to the T. Rowe Price Funds, the Investment Management Fees include the ordinary expenses of operating the Funds.

(6) Warburg Pincus Trust. The expense figures shown above are based on actual expenses for fiscal year 1997 including fee waivers and/or expense reimbursements by the Portfolio's investment adviser and co-administrator. With respect to the Warburg Pincus Trust Post-Venture Capital Portfolio, absent the waivers and/or reimbursements, the Investment Management Fee would equal 1.25%, Other Expenses would equal 0.33%, and Total Fund Annual Expenses would equal 1.58%. The investment adviser and co-administrator have undertaken to limit the Portfolio's Total Portfolio Operating Expenses to the limits shown in the table above through December 31, 1998.

EXAMPLES OF FEES AND EXPENSES

The following examples illustrate the cumulative dollar amount of all the above expenses that you would incur on each $1,000 of investment.

     o    The examples assume a consistent 5% annual return on invested assets.

     o The examples assume that the annual account charge is deducted from the assets of each Subaccount based on a Participant Account Value of $25,000.

THE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES INCURRED IN ANY GIVEN YEAR MAY BE MORE OR LESS THAN THOSE SHOWN IN THE EXAMPLES.

TABLE I: CONTRACTS OTHER THAN SMALL PLAN CONTRACT

If a Participant withdraws his entire Participant Account Value from the specified Subaccount just prior to the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested. The cumulative expenses shown below would be incurred with respect to a Participant withdrawal under a Contract other than the Small Plan Contract.


                                                                      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                                     -----------------------------------------

THE PRUDENTIAL SERIES FUND, INC.

  Money Market Subaccount .......................................
  Diversified Bond Subaccount....................................
  Government Income Subaccount...................................                [to be added by
  Conservative Balanced Subaccount...............................                 post-effective
  Flexible Managed Subaccount....................................                   amendment]
  High Yield Subaccount..........................................
  Stock Index Subaccount.........................................
  Equity Income Subaccount.......................................
  Equity Subaccount..............................................
  Prudential Jennison Subaccount.................................
  Global Subaccount..............................................

AIM VARIABLE INSURANCE FUNDS, INC.

  AIM V.I. Growth and Income Subaccount..........................
  AIM V.I. Value Subaccount......................................

JANUS ASPEN SERIES

  Growth Subaccount..............................................
  International Growth Subaccount................................

MFS VARIABLE INSURANCE TRUST

  Emerging Growth Subaccount.....................................
  Research Subaccount............................................

OCC ACCUMULATION TRUST

  Managed Subaccount.............................................
  Small Cap Subaccount...........................................

T. ROWE PRICE

  T. Rowe Price Equity Series, Inc., Equity Income Subaccount....
  T. Rowe Price International Series, Inc., International Stock
   Subaccount....................................................

WARBURG PINCUS TRUST

  Post-Venture Capital Subaccount................................


TABLE II: CONTRACTS OTHER THAN SMALL PLAN CONTRACT

For Contracts other than the Small Plan Contract, if a Participant does not withdraw any portion of his Participant Account Value from the specified Subaccount, or he uses Participant Account Value to effect an annuity as of the end of the applicable time period, the Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                                     -----------------------------------------

THE PRUDENTIAL SERIES FUND, INC.

  Money Market Subaccount .......................................
  Diversified Bond Subaccount....................................
  Government Income Subaccount...................................                [to be added by
  Conservative Balanced Subaccount...............................                 post-effective
  Flexible Managed Subaccount....................................                   amendment]
  High Yield Bond Subaccount.....................................
  Stock Index Subaccount.........................................
  Equity Income Subaccount.......................................
  Equity Subaccount..............................................
  Prudential Jennison Subaccount.................................
  Global Subaccount..............................................

AIM VARIABLE INSURANCE FUNDS, INC.

  AIM V.I. Growth and Income Subaccount..........................
  AIM V.I. Value Subaccount......................................

JANUS ASPEN SERIES

  Growth Subaccount..............................................
  International Growth Subaccount................................

MFS VARIABLE INSURANCE TRUST

  Emerging Growth Subaccount.....................................
  Research Subaccount............................................

OCC ACCUMULATION TRUST

  Managed Subaccount.............................................
  Small Cap Subaccount...........................................

T. ROWE PRICE

  T. Rowe Price Equity Series, Inc., Equity Income Subaccount....
  T. Rowe Price International Series, Inc., International Stock
   Subaccount....................................................

WARBURG PINCUS TRUST

  Post-Venture Capital Subaccount................................


TABLE III: SMALL PLAN CONTRACTS

In the event of a full or partial Contract termination, resulting in a withdrawal from the specified Subaccount just prior to the end of the applicable time period, each Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                                     -----------------------------------------

THE PRUDENTIAL SERIES FUND, INC.

  Money Market Subaccount .......................................
  Diversified Bond Subaccount....................................                [to be added by
  Government Income Subaccount...................................                 post-effective
  Conservative Balanced Subaccount...............................                   amendment]
  Flexible Managed Subaccount....................................
  High Yield Bond Subaccount.....................................
  Stock Index Subaccount.........................................
  Equity Income Subaccount.......................................
  Equity Subaccount..............................................
  Prudential Jennison Subaccount.................................
  Global Subaccount..............................................

AIM VARIABLE INSURANCE FUNDS, INC.

  AIM V.I. Growth and Income Subaccount..........................
  AIM V.I. Value Subaccount......................................

JANUS ASPEN SERIES

  Growth Subaccount..............................................
  International Growth Subaccount................................

MFS VARIABLE INSURANCE TRUST

  Emerging Growth Subaccount.....................................
  Research Subaccount............................................

OCC ACCUMULATION TRUST

  Managed Subaccount.............................................
  Small Cap Subaccount...........................................

T. ROWE PRICE

  T. Rowe Price Equity Series, Inc., Equity Income Subaccount....
  T. Rowe Price International Series, Inc., International Stock
   Subaccount....................................................

WARBURG PINCUS TRUST

  Post-Venture Capital Subaccount................................


TABLE IV: Small Plan Contracts

If there is no full or partial Contract termination, or the Participant annuitizes, the Participant would pay the following cumulative expenses on each $1,000 invested.


                                                                      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                                                                     -----------------------------------------

THE PRUDENTIAL SERIES FUND, INC.

  Money Market Subaccount .......................................
  Diversified Bond Subaccount....................................
  Government Income Subaccount...................................                [to be added by
  Conservative Balanced Subaccount...............................                 post-effective
  Flexible Managed Subaccount....................................                   amendment]
  High Yield Bond Subaccount.....................................
  Stock Index Subaccount.........................................
  Equity Income Subaccount.......................................
  Equity Subaccount..............................................
  Prudential Jennison Subaccount.................................
  Global Subaccount..............................................

AIM VARIABLE INSURANCE FUNDS, INC.

  AIM V.I. Growth and Income Subaccount..........................
  AIM V.I. Value Subaccount......................................

JANUS ASPEN SERIES

  Growth Subaccount..............................................
  International Growth Subaccount................................

MFS VARIABLE INSURANCE TRUST

  Emerging Growth Subaccount.....................................
  Research Subaccount............................................

OCC ACCUMULATION TRUST

  Managed Subaccount.............................................
  Small Cap Subaccount...........................................

T. ROWE PRICE
  T. Rowe Price Equity Series, Inc., Equity Income Subaccount....
  T. Rowe Price International Series, Inc., International Stock

   Subaccount....................................................

WARBURG PINCUS TRUST

  Post-Venture Capital Subaccount................................


Loans taken by a Participant from a Participant Account may be subject to charges for establishing and maintaining the loan. The examples with respect to the Contracts do not take into account any deduction for such charges. The required table of accumulation unit values, which sets out certain historical information about the value of interests in each Subaccount, appears in the Appendix to this prospectus on Page 45.

                      GENERAL INFORMATION ABOUT PRUDENTIAL,
       THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT AND
                   THE INVESTMENT OPTIONS AVAILABLE UNDER THE
                                    CONTRACTS

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

Prudential is a mutual life insurance company incorporated in 1873 under the laws of the State of New Jersey. Our corporate office is located at 751 Broad Street, Newark, New Jersey. We have been investing for pension funds since 1928.

Prudential is currently considering reorganizing itself into a stock company. This form of reorganization, known as demutualization, is a complex process that could take two years to complete. No plan of demutualization has been adopted yet by Prudential's Board of Directors. Any plan of reorganization adopted by the Board of Directors would have to be approved by qualified policyholders and appropriate state insurance regulators. Throughout the process, there will be a continuing evaluation by the Board of Directors and management of Prudential as to the desirability of demutualization. The Board of Directors, in its discretion, may choose not to demutualize or to delay demutualization for a time.

Prudential generally is responsible for the administrative and recordkeeping functions of the Prudential Discovery Select Group Variable Contract Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses that we bear include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems. With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper. Currently, the Small Plan Contract Recordkeeper is BISYS Plan Services, L.P., 323 Norristown Road, Ambler, PA 19002.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT

Prudential established the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account") on February 11, 1997, under New Jersey law as a separate investment account. The Discovery Account meets the definition of a "separate account" under federal securities laws. Prudential is the legal owner of the assets in the Discovery Account, and is obligated to provide all benefits under the Contracts. Prudential will at all times maintain assets in the Discovery Account with a total market value sufficient to support its obligations under the Contracts. Prudential segregates the Discovery Account assets from all of its other assets. Thus, those assets are not chargeable with liabilities arising out of any other business Prudential conducts. The Discovery Account's assets may include funds contributed by Prudential to commence operation of the Discovery Account, and may include accumulations of the charges Prudential makes against the Discovery Account. From time to time, Prudential will transfer these additional assets to Prudential's General Account. Before making any such transfer, Prudential will consider any possible adverse impact the transfer might have on the Discovery Account.

Prudential registered the Discovery Account with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This registration does not mean that the SEC supervises the management or investment policies or practices of the Discovery Account. For state law purposes, the Discovery Account is treated as a part or division of Prudential. There are currently twenty-two Subaccounts within the Discovery Account. These Subaccounts invest in corresponding portfolios of the Funds available under the Contracts. Prudential may establish additional Subaccounts in the future.

THE FUNDS

The following is a list of each Fund, its investment objective and its investment adviser:

THE PRUDENTIAL SERIES FUND, INC.

MONEY MARKET PORTFOLIO. The investment objective is maximum current income consistent with the stability of capital and the maintenance of liquidity. The portfolio invests in short-term debt obligations that mature in 13 months or less.

DIVERSIFIED BOND PORTFOLIO. The investment objective is a high level of income over a longer term while providing reasonable safety of capital. The portfolio invests primarily in higher grade debt obligations and high quality money market instruments.

GOVERNMENT INCOME PORTFOLIO. The investment objective is a high level of income over the longer term consistent with the preservation of capital. The portfolio invests primarily in U.S. Government securities, including intermediate and long-term U.S. Treasury securities and debt obligations issued by agencies or instrumentalities established by the U.S. Government.

CONSERVATIVE BALANCED PORTFOLIO. The investment objective is a total investment return consistent with a conservatively managed diversified portfolio. The portfolio invests in a mix of money market instruments, debt obligations and common stocks.

FLEXIBLE MANAGED PORTFOLIO. The investment objective is a total investment return consistent with an aggressively managed diversified portfolio. The portfolio invests in a mix of money market instruments, debt obligations and common stocks.

HIGH YIELD BOND PORTFOLIO. The investment objective is a high total return. The portfolio invests primarily in high yield/high risk debt securities.

STOCK INDEX PORTFOLIO. The investment objective is to achieve an investment return that corresponds to the performance of publicly-traded common stocks generally. The portfolio invests to duplicate the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

EQUITY INCOME PORTFOLIO. The investment objective is both current income and capital appreciation. The portfolio invests primarily in common stocks and convertible securities that provide good prospects for returns above those of the Standard & Poor's 500 Composite Stock Price Index or the NYSE Composite Index.

EQUITY PORTFOLIO. The investment objective is capital appreciation. The portfolio invests primarily in common stocks of major established corporations as well as smaller companies that offer attractive prospects of appreciation.

PRUDENTIAL JENNISON PORTFOLIO. The investment objective is to achieve long-term growth of capital. The portfolio invests primarily in equity securities of major established corporations that offer above average growth prospects.

GLOBAL PORTFOLIO. The investment objective is long-term growth of capital. The portfolio invests primarily in common stocks (and their equivalents) of foreign and U.S. companies.

Prudential is the investment advisor for each of the portfolios of the Prudential Series Fund. Prudential has a Service Agreement with its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Prudential Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corp. ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio.

AIM VARIABLE INSURANCE FUNDS, INC.

AIM V.I. GROWTH AND INCOME FUND. The Fund's investment objective is to seek growth of capital, with current income as a secondary objective.

AIM V.I. VALUE FUND. The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by AIM Advisors,Inc. to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective and would be satisfied principally from the income (interest and dividends) generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio.

AIM Advisors,Inc. serves as the investment adviser to the AIM V.I. Growth and Income Fund and the AIM V.I. Value Fund.

JANUS ASPEN SERIES

GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks, with an emphasis on companies with larger market capitalizations.

INTERNATIONAL GROWTH PORTFOLIO. A diversified portfolio that seeks long-term growth of capital by investing primarily in common stocks of foreign issuers.

Janus Capital Corporation is the investment adviser to the Growth Portfolio and the International Growth Portfolio, and is responsible for the day-to-day management of the portfolios and other business affairs of the portfolios.

MFS VARIABLE INSURANCE TRUST

EMERGING GROWTH SERIES. This Series seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective of long-term growth of capital.

RESEARCH SERIES. The Research Series' investment objective is to provide long-term growth of capital and future income.

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to each MFS Series.

OCC ACCUMULATION TRUST (FORMERLY KNOWN AS QUEST FOR VALUE ACCUMULATION TRUST)

MANAGED PORTFOLIO. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on management's assessments of relative investment.

SMALL CAP PORTFOLIO. Capital appreciation through investment in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion.

OpCap Advisors (formerly known as Quest for Value Advisors, the "OCC Manager") is responsible for management of the OCC Accumulation Trust's business. Pursuant to the investment advisory agreement with the OCC Accumulation Trust, and subject to the authority of the Board of Trustees, the OCC Manager supervises the investment operation of the Managed Portfolio and the Small Cap Portfolio, furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities and provides certain administrative services for the OCC Accumulation Trust.

T. ROWE PRICE

T. ROWE PRICE EQUITY SERIES, INC., EQUITY INCOME PORTFOLIO. The fund's objective is to provide substantial dividend income as well as long-term capital appreciation through investment in common stocks of established companies.

T. ROWE PRICE INTERNATIONAL SERIES, INC., INTERNATIONAL STOCK PORTFOLIO. The fund's objective is long-term growth of capital through investment primarily in common stocks of established, non-U.S. companies.

T. Rowe Price Associates, Inc. is the Investment Manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the Investment Manager for the International Stock Portfolio.

WARBURG PINCUS TRUST

POST-VENTURE CAPITAL PORTFOLIO. Seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy.

The Warburg Pincus Trust employs Warburg, Pincus Counselors, Inc. as investment adviser and Abbott Capital Management, L.P. as its sub-investment adviser with respect to a portion of the Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.

You can find further information about the Fund portfolios in the accompanying prospectuses for each Fund.

                    -----------------------------------------



The investment advisors to the various Funds charge a daily investment management fee as compensation for their services, as set forth in the table beginning on page 6 and as more fully described in the prospectus for each Fund.

Prudential recognizes that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither Prudential nor the Funds currently foresees any such disadvantage, the Funds' Boards of Directors intend to monitor events in order to identify any material conflict between variable life insurance and variable annuity contractholders and to determine what action, if any, should be taken in response to a conflict. Material conflicts could result from such things as: (1) changes in state insurance law;
(2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Funds; or (4) differences between voting instructions given by variable life insurance and variable annuity contractholders.

An affiliate of each of the Funds (other than the portfolios in the Prudential Series Fund) will compensate Prudential based upon an annual percentage of the average assets held in the Fund by Prudential under the Contracts. These percentages vary by Fund, and reflect administrative and other services provided by Prudential.

You can review a full description of the Funds in the accompanying prospectuses for each Fund and in the related statements of additional information. You should read those documents in conjunction with this Prospectus. There is no assurance that the investment objectives will be met.

A Fund may have an investment objective and investment policies closely resembling those of a mutual fund within the same complex that is sold directly to individual investors. Despite such similarities, there can be no assurance that the investment performance of any such Fund will resemble that of its retail fund counterpart.

GUARANTEED INTEREST ACCOUNT

The Guaranteed Interest Account is a credited interest option available to fund certain group annuity contracts issued by Prudential. Amounts that you allocate to the Guaranteed Interest Account become part of the General Account of Prudential. Prudential's General Account consists of all assets owned by Prudential other than those in the Discovery

Account and other separate accounts of Prudential. Subject to applicable law, Prudential has sole discretion over the investment of the assets of the General Account.

Because of exemptive and exclusionary provisions, Prudential has not registered interests in the General Account (which include interests in the Guaranteed Interest Account) under the Securities Act of 1933. Nor has Prudential registered the General Account as an investment company under the Investment Company Act of 1940. Accordingly, those Acts do not apply to the General Account or any interests therein, and Prudential has been advised that the staff of the SEC has not reviewed the disclosures in the Prospectus relating to the General Account. Disclosures that we make regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under certain Contracts, amounts that you allocate to the Guaranteed Interest Account may be held within one or more guaranteed separate accounts. Prudential has not registered interests in such separate account(s) under the Securities Act of 1933 and has not registered the separate accounts as investment companies under the Investment Company Act of 1940.

                                  THE CONTRACTS

Prudential generally issues the Contracts to Employers whose employees may become Participants. Under an IRA, a Participant's spouse may also become a Participant. Prudential may issue a Contract to an association that represents employers of employees who become Participants, to an association or union that represents members that become Participants, and to a trustee of a trust with participating employers whose employees become Participants. Even though an Employer, an association or a trustee is the Contractholder, the Contract normally provides that Participants will have the rights and interests under them that are described in this Prospectus. When a Contract is used to fund a deferred compensation plan established by a tax-exempt entity under Section 457 of the Code, all rights under the Contract are owned by the Employer to whom, or on whose behalf, the Contract is issued. All amounts that Prudential pays under the Contract are payable to the Employer, and are its exclusive property. For a plan established under Section 457 of the Code, the employee has no rights or interests under the Contract, including any right or interest in any Subaccount of the Discovery Account, except as provided in the Employer's plan. This may also be true with respect to certain non-qualified annuity arrangements. Notwithstanding the foregoing, the rules for Section 457 plans established by state and local governments would be similar to those specified in this paragraph.

Also, a particular plan, even if it is not a deferred compensation plan, may limit a Participant's exercise of certain rights under a Contract. Participants should check the provisions of their Employer's plan or any agreements with the Employer to see if there are any such limitations and, if so, what they are.

THE ACCUMULATION PERIOD

Contributions; Crediting Units; Enrollment Forms; Deduction for Administrative Expenses.

Ordinarily, an Employer will make contributions periodically to the Contract pursuant to a payroll deduction or similar agreement between the Participant and his Employer. In addition, you may make contributions in ways other than payroll deduction under certain circumstances.

As a Participant, you designate what portion of the contributions made on your behalf should be invested in the Subaccounts or the Guaranteed Interest Account. The Participant may change this designation usually by notifying

Prudential at the address shown on the cover page of this Prospectus or such other address as may be communicated by Prudential. Under certain Contracts (including the Small Plan Contract), an entity other than Prudential keeps certain records. Participants under those Contracts must contact the record-keeper. See "Modified Procedures," page 28.

Prudential credits the full amount (100%) of each contribution designated for investment in any Subaccount to a Participant Account maintained for the Participant. Except for the initial contribution, the number of Units that Prudential credits to a Participant in a Subaccount is determined by dividing the amount of the contribution made on his behalf to that Subaccount by the Subaccount's Unit Value determined as of the end of the Valuation Period during which the contribution is received by Prudential at the address shown on the cover page of this Prospectus or such other address as may be communicated in writing by Prudential.

Prudential will invest the initial contribution made for a Participant in a Subaccount no later than two Business Days after it is received by Prudential, if it is preceded or accompanied by satisfactory enrollment information. If the Contractholder submits an initial contribution on behalf of one or more new Participants that is not preceded or accompanied by satisfactory enrollment information, then Prudential will allocate such contribution to the Prudential Series Fund Money Market Subaccount upon receipt, and also will send a notice to the Contractholder or its agent that requests allocation information for each such Participant. If Prudential does not receive the necessary enrollment information in response to its initial notice, Prudential will deliver up to three additional notices to the Contractholder or its agent at monthly intervals that request such allocation information. After 105 days have passed from the time that Units of the Money Market Subaccount were purchased on behalf of Participants who failed to provide the necessary enrollment information, Prudential will redeem the relevant Units and pay the proceeds (including earnings) to the Contractholder. Any proceeds that Prudential pays to the Contractholder under this procedure may be considered a prohibited and taxable reversion to the Contractholder under current provisions of the Code. Similarly, proceeds that Prudential returns may cause the Contractholder to violate a requirement under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, to hold all plan assets in trust. The Contractholder may avoid both problems if it arranges to have the proceeds paid into a qualified trust or annuity contract.

A change in the value of a Unit will not affect the number of Units of a particular Subaccount credited to a Participant. However, the dollar value of a Unit will vary from Business Day to Business Day depending upon the investment experience of the Subaccount. Prudential will reduce the number of Units credited to a Participant in a Subaccount to reflect any annual account charge.

Prudential determines the value of a Participant Account in a Subaccount on any particular day by multiplying the total number of Units credited to the Participant by the Subaccount's Unit Value on that day.

Prudential set the Unit Value for each Subaccount at $10.00 on the date of commencement of operations of that Subaccount. Prudential determines the Unit Value for any subsequent Business Day as of the end of that day by multiplying the Unit Change Factor for that day by the Unit Value for the preceding Business Day. Because of its differing charges, the Small Plan Contract will have a different Unit Value than the other Contracts.

Prudential determines the Unit Change Factor for any Business Day by dividing the current day net asset value for Fund shares by the net asset value for shares on the previous Business Day. This factor is then reduced by a daily equivalent of the mortality and expense risk fee and the administrative fee. Prudential determines the value of the assets of a Subaccount by multiplying the number of Fund shares held by that Subaccount by the net asset value of each share, and adding the value of dividends declared by the Fund but not yet paid.

ALLOCATION OF PURCHASE PAYMENTS

A Participant determines how the initial contribution will be allocated among the Subaccounts by specifying the desired allocation on the application or enrollment form. A Participant may choose to allocate nothing to a particular Subaccount. Unless a Participant tells us otherwise, we will allocate subsequent contributions in the same proportions as the most recent contribution made by that Participant. With respect to Contracts other than the Small Plan Contract, a Participant may change the way in which subsequent contributions are allocated by providing Prudential with proper written instruction or by telephoning Prudential, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789 at the toll-free number provided by Prudential, once a Participant has provided the appropriate identification to effect a telephone transfer. With respect to the Small Plan Contract, Participants may change the way in which subsequent contributions are allocated by submitting complete written instructions to the Small Plan Contract Recordkeeper at the address provided by Prudential. See Transfers, below.

ASSET ALLOCATION PROGRAM

Prudential may make available an Asset Allocation Program to assist Participants in determining how to allocate purchase payments. If a Participant chooses to participate in the program, the Participant may do so by utilizing a form available in the employee enrollment kit. The form will include a series of illustrations depicting various asset allocation models based on age and risk tolerance. In the future, Prudential may make available a more comprehensive model based on an internet web site for use by Participants. Prudential offers the Asset Allocation Program at no charge to the Participant. A Participant is under no obligation to participate in the program or to invest according to the program recommendations. A Participant may ignore, in whole or in part, the investment allocations provided by the program.

Prudential regards the Asset Allocation Program as an aid in making purchase payment allocations. You should not view the Program as any guarantee of investment return. You also should realize that there can be no assurance that any Fund portfolio will attain its investment objectives. As a Participant, you should consider reviewing your investor profile questionnaire annually, and each time your investor profile changes.

TRANSFERS

A Participant may transfer out of an investment option into any combination of other investment options available under the Contract. Generally, the transfer request may be in dollars, such as a request to transfer $1,000 from one Subaccount or from the Guaranteed Interest Account, or, in the case of Subaccounts, may be in terms of a percentage reallocation among Subaccounts. Under certain Contracts, Prudential may require that transfer requests pertaining to the Guaranteed Interest Account or the Subaccounts be effected in terms of whole number percentages only, and not by dollar amount. A Participant may make transfers by proper written notice to Prudential (or to the Small Plan Contract Recordkeeper, with respect to such Contracts), or by telephone, internet or telecopy, depending on the terms of the arrangement applicable to the Participant.

If a Contractholder chooses telephone privileges, each Participant will automatically be enrolled to use the Telephone Transfer System. A Participant may decline telephone privileges on a form supplied by the Contractholder or Prudential. Prudential has adopted procedures designed to ensure that requests by telephone are genuine. We will not be held liable for following telephone instructions we reasonably believe to be genuine. We cannot guarantee that a Participant will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change. The Small Plan Contract Recordkeeper also has adopted procedures designed to ensure that requests by telephone are genuine, and similarly disclaims responsibility for unauthorized telephone transactions and for telephone calls that may not get through.

Unless restricted by the retirement arrangement under which a Participant is covered, when Prudential receives a duly completed written transfer request form or properly authorized telephone transfer request, Prudential will transfer all or a portion of the Participant Account in any of the Subaccounts to another Subaccount or from the Guaranteed Interest Account to the Subaccounts. Prudential may restrict transfers from the Guaranteed Interest Account. There is no minimum transfer amount. As of the Business Day you make the transfer request, Prudential will reduce the Subaccount(s) from which the transfer is made by the number of Units obtained by dividing the amount to be transferred by the Unit Value for the applicable Business Day. If the transfer is made to another Subaccount as of the same day, the number of Units Prudential credits to the Participant in that Subaccount will be increased by means of a similar calculation. Prudential reserves the right to limit the frequency of these transfers. All transfers are subject to the terms and conditions set forth in this Prospectus and in the Contract(s) covering a Participant.

Prudential did not design the Contracts for professional market timing organizations or other organizations or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Discovery Account and the Funds, and Prudential will discourage such a practice. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one owner.

Prudential may stipulate different procedures for Contracts under which an entity other than Prudential provides record keeping services. Although there is presently no charge for transfers, Prudential reserves the right to impose such charges in the future.

Certain Contracts, including the Small Plan Contract, may prohibit transfers from the Guaranteed Interest Account into non-equity investment options that are characterized in such Contract as "competing" with Prudential's General Account options with regard to investment characteristics. If a Contract precludes such transfers, the Contract will further require that amounts transferred from the Guaranteed Interest Account into non-competing investment options, such as a Subaccount investing in a stock Fund, may not for 90 days thereafter be transferred into a "competing" option or back to the Guaranteed Interest Account.

A Contract may include a provision that, upon discontinuance of contributions for all Participants of an Employer covered under a Contract, the Contractholder may request Prudential to make transfer payments from any of the Subaccounts to a designated alternate funding agency. If the Contract is used in connection with certain tax-deferred annuities subject to Section 403(b) of the Code, or with IRAs, Prudential will promptly notify each affected Participant and each beneficiary of a deceased Participant that such a request has been received. Within thirty days of receipt of such notice, each recipient may elect in writing on a form approved by Prudential to have any of his or her Participant Account Value transferred to the alternate funding agency. If he or she does not so elect, his or her investment options will continue in force under the Contract. If he or she does so elect, his or her account will be canceled as of a "transfer date" which is the Business Day specified in the Contractholder's request or 90 days after Prudential receives the request, whichever is later. The product of Units in the Participant's Subaccounts immediately prior to cancellation and the appropriate Unit Value on the transfer date, less the applicable withdrawal and annual account charges, will be transferred to the designated alternate funding agency in cash.

Subject to any conditions or limitations regarding transfers contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can:

     o continue to make transfers of all or part of his interest in his Participant Account among the available investment options offered, and

     o transfer directly all or part of his interest in his Participant Account to a Section 403(b) tax-deferred annuity contract of another insurance company or to a mutual fund custodial account under Section 403(b)(7).

Contributions may be discontinued for all Participants under a Contract or for all Participants of an Employer covered under the Contract used in connection with a deferred compensation plan subject to Section 457 of the Code due to certain circumstances, such as a change in any law or regulation, which would have an adverse effect on Prudential in fulfilling the terms of the Contract. If contributions are so discontinued, Prudential may initiate transfer payments from any Subaccount to an alternate funding agency. The transfer would be made as described in the paragraph above.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfer payments other than those described above must include the consent of the Participant and spouse and must be notarized or witnessed by an authorized plan representative.

Transfers that you make among Subaccounts will take effect as of the end of the Valuation Period in which a proper transfer request is received at Prudential (or the Small Plan Contract Recordkeeper, in the case of the Small Plan Contract).

From time to time, Prudential may make an offer to holders of other variable annuities that Prudential or an affiliate issues to exchange their variable annuity contracts for interests in a Contract issued by the Account. Prudential will conduct any such exchange offer in accordance with SEC rules and other applicable law. Current SEC rules pertaining to exchange offers among affiliated variable annuity contracts generally require, with certain exceptions, that no fee be imposed at the time of the exchange. Under this rule, Prudential could charge an administrative fee at the time of the exchange, although we have no present intention of doing so. SEC rules also require Prudential to give an exchanging variable annuity contractholder "credit", for purposes of calculating any withdrawal charge applicable under the Contract, for the time during which the contractholder held the variable annuity that was exchanged.

DOLLAR COST AVERAGING

Prudential may make available an administrative feature called Dollar Cost Averaging ("DCA"). This feature allows Participants to transfer amounts out of the Guaranteed Interest Account or one of the variable investment options and into one or more other variable investment options. Transfers may be in specific dollar amounts or percentages of the amount in the DCA account at the time of the transfer. A Participant may ask that transfers be made monthly, quarterly, semi-annually or annually. A Participant can add to the DCA account at any time.

Each automatic transfer will take effect in monthly, quarterly, semi-annual or annual intervals as designated by the Participant. If the New York Stock Exchange and Prudential are not open on a transfer date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Automatic transfers continue until the amount specified has been transferred, or until the Participant notifies us and we process a change in allocation or cancellation of the feature. Prudential currently imposes no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to the administrative services agreement. Such an amendment would have to be agreed to in writing by both Prudential and the Contractholder.

AUTO-REBALANCING

The Contracts may offer another investment technique. The Auto-Rebalancing feature will allow Participants to automatically rebalance Subaccount assets at specified intervals based on percentage allocations that they choose. For example, suppose a Participant's initial investment allocation of variable investment options is split 40% and 60%, respectively. Then, due to investment results, that split changes. A Participant may instruct that those assets be rebalanced to his or her original or different allocation percentages. Auto-Rebalancing can be performed on a one-time basis or periodically, as a Participant chooses. A Participant may select that rebalancing occur in monthly, quarterly, semi-annual or annual intervals. Rebalancing will take effect as of the end of the Valuation Period for each applicable interval. It will continue at those intervals until the Participant notifies us otherwise. If the New York Stock Exchange and Prudential are not open on the rebalancing date, the transfer will take effect as of the end of the Valuation Period which immediately follows that date. Prudential currently imposes no charge for this feature. Prudential would impose such a charge only pursuant to an amendment to the administrative services agreement, which would have to be agreed to in writing by both Prudential and the Contractholder.

WITHDRAWALS

Under certain circumstances as described in the retirement arrangement under which he is covered, a Participant may withdraw at any time all or part of his Participant Account Value that is attributable to Employer contributions or after-tax Participant contributions, if any.

The Code imposes restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code. Pursuant to Section 403(b)(11) of the Code, amounts attributable to a Participant's salary reduction contributions (including the earnings thereon) that are made under a tax deferred annuity after December 31, 1988 can only be withdrawn (redeemed) when the Participant attains age 59 1/2, separates from service with his employer, dies, or becomes disabled (within the meaning of Section 72(m)(7) of the Code). However, the Code permits the withdrawal at any time of amounts attributable to tax-deferred annuity salary reduction contributions (excluding the earnings thereon) that are made after December 31, 1988, in the case of a hardship. If the arrangement under which a Participant is covered contains a financial hardship provision, a Participant can make withdrawals in the event of the hardship.

Furthermore, subject to any restrictions upon withdrawals contained in the tax-deferred annuity arrangement under which a Participant is covered, a Participant can withdraw at any time all or part of his Participant Account Value under a predecessor Prudential tax-sheltered annuity contract, as of December 31, 1988. Amounts earned after December 31, 1988 on the December 31, 1988 balance in a Participant Account attributable to salary reduction contributions are, however, subject to the Section 403(b)(11) withdrawal restrictions discussed above.

With respect to retirement arrangements other than tax-deferred annuities subject to Section 403(b) of the Code, a Participant's right to withdraw at any time all or part of his Participant Account Value may be restricted by the retirement arrangement under which he is covered. For example, Code Section 457 plans typically permit withdrawals only upon attainment of age 70, separation of service, or for unforeseeable emergencies.

With respect to all Contracts, you may specify from which investment options you would like the withdrawal processed. You may specify the withdrawal amount as a dollar amount or as a percentage of the Participant Account Value in the applicable Subaccount(s). If you do not specify from where you would like the withdrawal processed, a partial withdrawal will be withdrawn proportionally from all investment options.

Only amounts that you withdraw from contributions (including full withdrawals) may be subject to a withdrawal charge. For purposes of determining withdrawal charges, we consider withdrawals as having been made first from contributions. See Withdrawal Charge, page 29. This differs from the treatment of withdrawals for federal income taxes as described below, where generally, withdrawals are considered to have been made first from investment income. We will effect the withdrawal as of the end of the Valuation Period in which a proper withdrawal request is received at Prudential (or the Small Plan Contract Recordkeeper, in the case of the Small Plan Contract).

Prudential will generally pay the amount of any withdrawal within 7 days after receipt of a properly completed withdrawal request. We will pay the amount of any withdrawal requested, less any applicable tax withholding, withdrawal charge and/or annual account charge. We may delay payment of any withdrawal allocable to the Subaccount(s) for a longer period if the disposal or valuation of the Discovery Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists.

SYSTEMATIC WITHDRAWAL PLAN

If permitted by the Code and the retirement arrangement under which a Participant is covered, Prudential may offer systematic withdrawals as an administrative privilege. Under a systematic withdrawal arrangement, a Participant may arrange for systematic withdrawals from the Subaccounts and the Guaranteed Interest Account in which he invests. A Participant may arrange for systematic withdrawals only if at the time he elects to have such an arrangement, the balance in his Participant Account is at least $5,000. A Participant who has not reached age 59 1/2, however, may not elect a systematic withdrawal arrangement unless he has first separated from service with his Employer. In addition, the $5,000 minimum balance does not apply to systematic withdrawals made for the purpose of satisfying minimum distribution rules.

Federal income tax provisions applicable to the retirement arrangement under which a Participant is covered may significantly affect the availability of systematic withdrawals, how they may be made, and the consequences of making them. Withdrawals by Participants are generally taxable. Participants who have not reached age 59 1/2 may incur substantial tax penalties. Withdrawals made after a Participant has attained age 70 1/2 and withdrawals by beneficiaries must satisfy certain minimum distribution rules. See "Federal Tax Status," page 32.

You may arrange systematic withdrawals only pursuant to an election on a form approved by Prudential. Under certain types of retirement arrangements, an election to arrange for systematic withdrawals by a married Participant must be consented to in writing by the Participant's spouse, with signatures notarized or witnessed by an authorized plan representative. The election must specify that the systematic withdrawals will be made on a monthly, quarterly, semi-annual, or annual basis.

Prudential will effect all systematic withdrawals as of the day of the month specified by the Contractholder, or, if such day is not a Business Day, then on the next succeeding Business Day. Systematic withdrawals will continue until the Participant has withdrawn all of the balance in his Participant Account or has instructed Prudential in writing to terminate his systematic withdrawal arrangement. The Participant may elect to make systematic withdrawals in equal dollar amounts (in which case each withdrawal must be at least $250), unless it is made to satisfy minimum distribution rules, or over a specified period of time (at least three years). Where the Participant elects to make systematic withdrawals over a specified period of time, the amount of each withdrawal (which will vary, reflecting investment experience during the withdrawal period) will be equal to the sum of the balances then in the Participant Account divided by the number of systematic withdrawals remaining to be made during the withdrawal period.

Prudential will take systematic withdrawals first out of the Participant's investment, if any, in the Guaranteed Interest Account until that amount is exhausted. Thereafter, Prudential will take systematic withdrawals pro rata from the Subaccounts. Certain Contracts may specify that systematic withdrawals be deducted in a different manner than that described immediately above.

A Participant may change the frequency, amount or duration of his systematic withdrawals by submitting a form to Prudential or Prudential's designee. Prudential will provide such a form to a Participant upon request. A Participant may make such a change only once during each calendar year.

A Participant may at any time instruct Prudential to terminate the Participant's systematic withdrawal arrangement. No systematic withdrawals will be made for a Participant after Prudential has received this instruction. A Participant who chooses to stop making systematic withdrawals may not again make them until the next calendar year and may be subject to federal tax consequences as a result.

If a Participant arranges for systematic withdrawals, that will not affect any of the Participant's other rights under the Contracts, including the right to make withdrawals, and purchase a fixed dollar annuity.

Currently, Prudential does not impose a withdrawal charge upon systematic withdrawals. However, Prudential may apply a withdrawal charge on systematic withdrawals where payments are made for less than three years. Prudential would impose any such charge only on Contracts other than the Small Plan Contract in accordance with the withdrawal charge schedule set out in the Fee Table. Prudential currently permits a Participant who is receiving systematic withdrawals and over the age of 59 1/2 to make one additional, non-systematic, withdrawal during each calendar year in an amount that does not exceed 10% of the sum of his balances in the Participant Account and the Guaranteed Interest Account without the application of the withdrawal charge.

TEXAS OPTIONAL RETIREMENT PROGRAM

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program ("Texas Program").

Under the terms of the Texas Program, Texas will contribute an amount somewhat larger than a Participant's contribution. Texas' contributions will be credited to the Participant Account. Until the Participant begins his second year of participation in the Texas Program, Prudential will have the right to withdraw the value of the Units purchased for this account with Texas' contributions. If the Participant does not commence his second year of Texas Program participation, the value of those Units representing Texas' contributions will be withdrawn and returned to the State.

A Participant has withdrawal benefits for Contracts issued under the Texas Program only in the event of the Participant's death, retirement or termination of employment. Participants will not, therefore, be entitled to exercise the right of withdrawal in order to receive in cash the Participant Account Value credited to them under the Contract unless one of the foregoing conditions has been satisfied. A Participant may, however, transfer the value of the Participant's interest under the Contract to another Prudential contract or contracts of other carriers approved under the Texas Program during the period of the Participant's Texas Program participation.

DEATH BENEFIT

When Prudential receives due proof of a Participant's death and a claim and payment election submitted on a form approved by us, we will pay to the designated beneficiary a death benefit made up of the balance in the Participant Account (after deduction of any annual account charges). The appropriate address to which a death benefit claim generally should be sent is set out on the cover page of this Prospectus. For certain Contracts, such as the Small Plan Contract, a death benefit claim should be sent to a designated record keeper rather than Prudential.

With respect to Contracts other than the Small Plan Contract, Prudential will pay the death benefit, according to the Participant's instructions, in:

     o    one sum as if it were a single withdrawal,

     o    systematic withdrawals,

     o    an annuity, or

     o    a combination of the three.

Any such payment will be subject to the minimum distribution rules of Code
Section 401(a)(9) as described below under "Federal Tax Status." With respect to the Small Plan Contract, the death benefit payment option listed in the fourth bullet immediately below may not be available. If the Participant has not so directed, the beneficiary may, within any time limit prescribed by or for the retirement arrangement that covered the Participant, elect:

     o    to receive a one sum cash payment;

     o to have a fixed dollar annuity purchased under the Contract on a specified date, using the same annuity purchase rate basis that would have applied if the Participant Account were being used to purchase an annuity for the Participant;

     o to receive regular payments in accordance with the systematic withdrawal plan; or

     o    a combination of all or any two of (a), (b), and (c) above.

Unless restricted by the retirement arrangement under which the Participant is covered, or unless the Participant has elected otherwise, if within one year after the Participant's death the beneficiary elects to receive a one-sum cash payment of the entire Participant Account, including the balance in all Subaccounts, the total amount that Prudential will make available to the beneficiary will be the greatest of:

     o the Participant's Account Value as of the date Prudential receives a death benefit payment request in good order;

     o the sum of all contributions made to the Participant Account less withdrawals, transfers and charges; and

     o the greatest of the Participant's Account Value calculated on every third anniversary of the first contribution made on behalf of the Participant (accompanied by complete documentation) under the Contract, less subsequent withdrawals, transfers and charges.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, a death benefit will be payable to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." A "qualified pre-retirement survivor annuity" is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the balance in the Participant Account as of the Participant's date of death. Under the Retirement Equity Act, the spouse of a Participant in a retirement arrangement which is subject to these rules may consent to waive the pre-retirement survivor annuity benefit. Such consent must acknowledge the effect of waiving the coverage, contain the signatures of the Participant and spouse, and must be notarized or witnessed by an authorized plan representative. Unless the spouse of a Participant in a Plan which is subject to these requirements properly consents to the waiver of the benefit, Prudential will pay 50% of the balance in the Participant Account to such spouse even if the designated beneficiary is someone other than the spouse. Under these circumstances, Prudential would pay the remaining 50% to the Participant's designated beneficiary.

Unless the retirement arrangement that covered the Participant provides otherwise, a beneficiary who elects to have a fixed-dollar annuity purchased for himself may choose from among the available forms of annuity. See "Effecting an Annuity," page 36. The beneficiary may elect to purchase an annuity immediately or at a future date. If an election includes systematic withdrawals, the beneficiary will have the right to terminate such withdrawals and receive the remaining balance in the Participant Account in cash (or effect an annuity with it), or to change the frequency, size or duration of such withdrawals, subject to the minimum distribution rules. See "Federal Tax Status" section of this Prospectus. If the beneficiary fails to make any election within any time limit prescribed by or for the retirement arrangement that covered the Participant, within seven days after the expiration of that time limit, Prudential will make a one sum cash payment to the beneficiary, after deducting the annual account charge. A specific Contract may provide that an annuity is payable to the beneficiary if the beneficiary fails to make an election.

Until Prudential pays a death benefit that results in reducing to zero the balance in the Participant Account, Prudential will maintain the Participant Account Value in the Subaccounts and the Guaranteed Interest Account that make up the Participant Account for the beneficiary in the same manner as they had been for the Participant, except:

     o    the beneficiary may make no contributions; and

     o    the beneficiary may not take a loan; and

     o    no withdrawal charge will be imposed upon withdrawals.

DISCONTINUANCE OF CONTRIBUTIONS

By notifying Prudential, the Contractholder may discontinue contributions on behalf of all Participants under a Contract or for all Participants of an Employer covered under a Contract. Contributions under the Contract will also be discontinued for all Participants covered by a retirement arrangement that is terminated.

On 90 days' advance notice to the Contractholder, Prudential may elect not to accept any new Participant, or not to accept further contributions for existing Participants.

The fact that contributions on a Participant's behalf are discontinued does not otherwise affect the Participant's rights under the Contracts. However, if contributions under a Program are not made for a Participant for a specified period of time (24 months in certain states, 36 months in others) and the total value of his Participant Account is at or below a specified amount ($1,000 in certain states, $2,000 in others), Prudential may, if permitted by the Code, elect to cancel that Participant Account unless prohibited by the retirement arrangement, and pay the Participant the value (less the annual account charge) as of the date of cancellation.

LOAN PROVISION

The loans described in this section are generally available to Participants in 401(a) plans and 403(b) programs. The interest rate and other terms and conditions of the loan may vary from Contract to Contract.

For plans that are subject to ERISA, it is the responsibility of the Contract trustee or fiduciary to ensure that the interest rate or other terms and conditions of the loan comply with all Contract qualification requirements including the ERISA regulations.

The loans described in this section, which involve the variable investment options, work as follows. The minimum loan amount is as specified in the Contract, or if not specified, as determined by Prudential. The maximum loan amount is the lesser of:

     o $50,000, reduced by the highest outstanding balance of loans during the one year period immediately preceding the date of the loan, or

     o 50% of the value of the Participant's vested interest under a Contract.

Generally, in the loan application, the Contractholder (or in certain cases, the Participant) designates the Subaccount(s) from which the loan amount is deducted. To repay the loan, the Participant makes periodic payments of interest plus a portion of the principal. Prudential invests those payments in the Subaccounts chosen by the Participant. With respect to Contracts other than the Small Plan Contract, the Participant may specify the Subaccounts from which he may borrow and into which repayments may be invested. With respect to Contracts other than the Small Plan Contract, if the Participant does not specify the Subaccounts from which the loan amount is deducted, we will deduct the loan amount pro rata from the Participant Account Value in the Subaccounts. With respect to the Small Plan Contract, we deduct amounts borrowed from a Participant's Subaccounts on a pro rata basis. With respect to such Contracts, amounts that a Participant repays on a loan are applied to a Participant's Subaccounts based on the Participant's current contribution allocations.

The maximum loan amount referred to above is imposed by federal tax law. That limit, however, applies to all loans from any qualified plan of the Employer. Since Prudential cannot monitor a Participant's loan activity relating to other plans offered to Participants, it is the Participant's responsibility to do so. Provided that a Participant adheres to these limitations, the loan will not be treated as a taxable distribution. If, however, the Participant defaults on the loan by, for example, failing to make required payments, the defaulted loan amount (as described in loan disclosure information provided to a borrowing Participant) will be treated as a taxable distribution. In that event, Prudential will send the appropriate tax information to the Participant and the Internal Revenue Service.

Prudential charges a loan application fee of up to $75, which is deducted from the Participant Account at the time the loan is initiated. Prudential will not accept a personal check as payment of the loan application fee. Prudential also imposes an annual charge of up to $60 as a loan maintenance fee for recordkeeping and other administrative services provided in connection with the loan. This charge is guaranteed not to increase during the term of any loan. This annualized loan maintenance charge will be pro rated based on the number of full months that the loan is outstanding, and we generally deduct it quarterly. Under certain Contracts, we will deduct the loan maintenance fee annually. With respect to Contracts other than the Small Plan Contract, Prudential will deduct the loan maintenance charge first against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, Prudential will then deduct the charge against any one or more of the Subaccounts in which the

Participant is invested. With respect to the Small Plan Contract, Prudential will deduct the loan maintenance fee pro rata from each of the Participant's Subaccounts.

MODIFIED PROCEDURES

Under certain Contracts, but not the Small Plan Contract, the Contractholder or a third party acting on their behalf provides record keeping services that would otherwise be performed by Prudential. Such Contracts may require procedures somewhat different than those set forth in this Prospectus. For example, such Contracts may require that contribution allocation requests, withdrawal requests, and/or transfer requests be directed to the Contract's record keeper rather than Prudential. The record-keeper is the Contractholder's agent, not Prudential's agent. Accordingly, transactions will be processed and priced as of the end of the Valuation Period in which Prudential receives appropriate instructions and/or funds from the record-keeper. The Contract will set forth any such different procedures.

                          CHARGES, FEES AND DEDUCTIONS

ADMINISTRATIVE FEE AND ANNUAL ACCOUNT CHARGE

Prudential imposes an administrative fee to compensate for the expenses incurred in administering the Contracts. This includes such things as issuing the Contract, establishing and maintaining records, and providing reports to Contractholders and Participants. Prudential deducts this fee daily from the assets in each of the Subaccounts at an effective annual rate of 0.85% for Contracts other than the Small Plan Contract, and at an effective annual rate of 1.05% for the Small Plan Contracts.

Prudential deducts an annual account charge for recordkeeping and other administrative services pro rata from each Participant Account or bills this charge directly to the Employer. This annual account charge is payable to Prudential. With respect to Contracts other than the Small Plan Contract, Prudential imposes this charge on the last Business Day of each calendar year as long as the Participant still has money invested in the Subaccounts and the Guaranteed Interest Account. With respect to the Small Plan Contract, Prudential assesses the annual account charge either:

     o    quarterly, on or about 14 days after the end of each quarter, or

     o    annually, on the last Business Day of the calendar year.

With respect to Contracts other than the Small Plan Contract, Prudential will pro rate the annual account charge for new Participants for the first year of their participation, based on the number of full months remaining in the calendar year after the first contribution is received. With respect to the Small Plan Contract, Prudential will not pro rate the annual account charge for new Participants. With respect to Contracts other than the Small Plan Contract, if a Participant Account is canceled before the end of the year, Prudential will impose the charge on the date that the Participant Account is canceled (and the charge will not be pro rated if this occurs during the year in which the first contribution is made to the Participant Account). Prudential will not impose the annual account charge, however, upon the cancellation of a Participant Account to purchase an annuity under a Contract if the annuity becomes effective on January 1 of any year. After a cancellation, the Participant may again participate in the Contract only as a new Participant, and will be subject to a new annual account charge.

For all Contracts, the aggregate annual account charge for each Participant will not be greater than $32. With respect to Contracts other than the Small Plan Contract, Prudential will first assess the charge against the Participant Account Value under the Guaranteed Interest Account (if available). If the Participant is not invested in the Guaranteed Interest Account, or if the Participant does not have enough money in such an option to pay the charge, Prudential will then assess the charge against any one or more of the Subaccounts in which the Participant is invested. With respect to the Small Plan Contract, the aggregate annual account charge may be paid directly by the Participant's Employer, or may be deducted from a Participant's Account Value pro rata from each of the Participant's Subaccounts. Prudential may waive or eliminate the annual account charge where its costs of administration are less. Such lesser costs may be attributable to economies of scale associated with the amount of the Contractholder's Plan assets and the fact that the Contractholder itself performs administrative services that Prudential otherwise would perform.

CHARGE FOR ASSUMING MORTALITY AND EXPENSE RISKS

Prudential makes a deduction daily from the assets of each of the Subaccounts as compensation for assuming the risk that our estimates of longevity and of the expenses we expect to incur over the lengthy periods that the Contract may be in effect will turn out to be incorrect. Prudential assesses the charge daily at an annual rate of 0.15% of the assets held in the Subaccounts for all of the Contracts.

EXPENSES INCURRED BY THE FUNDS

Participants indirectly bear the charges and expenses of the Funds. You can review details about investment management fees and other Fund expenses in the fee table and in the accompanying prospectuses for the Funds and the related statements of additional information.

WITHDRAWAL CHARGE

With respect to Contracts other than the Small Plan Contract, Prudential may assess a withdrawal charge upon full or partial withdrawals. The charge compensates Prudential for paying all of the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. Prudential does not impose a withdrawal charge whenever earnings are withdrawn.

With respect to Contracts other than the Small Plan Contract, the amount of the withdrawal charge that Prudential imposes upon any withdrawal depends upon the number of years of a Participant's participation in the Contract, the year in which the withdrawal is made, and the kind of retirement arrangement that covers the Participant. Participation in the Contract begins upon the date when the first contribution on behalf of the Participant, along with enrollment information in a form satisfactory to Prudential, is received by Prudential. Such participation ends on the date when the Participant Account under the Contract is canceled. In the event of such cancellation, Prudential reserves the right to consider the Participant to be participating in the Contract for a limited time (currently about one year) for the purposes of calculating any withdrawal charge on the withdrawal of any future contributions.

The table below describes the maximum amount of the withdrawal charge that Prudential deducts with respect to Contracts other than the Small Plan Contract.

------------------------------------- ------------------------------------------

                                          THE WITHDRAWAL CHARGE WILL BE EQUAL
                                           TO THE FOLLOWING PERCENTAGE OF THE
    YEARS OF CONTRACT PARTICIPATION              CONTRIBUTIONS WITHDRAWN

------------------------------------- ------------------------------------------

First Year                                                    5%
Second Year                                                   4%
Third Year                                                    3%
Fourth Year                                                   2%
Fifth Year                                                    1%
Sixth and Subsequent Years                                No Charge
------------------------------------- ------------------------------------------

We determine the withdrawal charge applicable to the Small Plan Contract in a different manner from what is described in the preceding paragraphs. Under the Small Plan Contract, a Participant making a full or partial withdrawal does not pay the withdrawal charge indicated above. Instead, withdrawal charges under the Small Plan Contract are triggered only when the Employer to which the Contract was issued terminates the Contract in whole or in part. Under full termination of the Contract, Prudential assesses the withdrawal charge against the Employer based on the total value of contributions withdrawn under the terminated Contract. Under a partial termination of the Contract, Prudential assesses the withdrawal charge only against those assets withdrawn by reason of a specified group, classification or type of employee leaving the Plan as a result of a corporate merger, restructuring, or other comparable employer-initiated event. For example, an Employer may sell a portion of its business that in turn requires that one-half of its employees commence work for a new employer, under a new qualified retirement plan not covered under the Contract. Prudential would assess the withdrawal charge against the Employer based on the total value of contributions of affected employees withdrawn as a consequence of the partial termination. The Employer may pass this charge on to affected employees.

Each Participant's Account Value that is withdrawn in connection with such a full or partial Contract termination may be subject to a withdrawal charge. The amount of the withdrawal charge varies depending on the number of years that have elapsed since the Small Plan Contract became effective. Specifically, the withdrawal charge is equal to 5% of contributions withdrawn during the first year of the Contract, and the charge declines by one percentage each year thereafter. After five complete years have elapsed from the effective date of the Small Plan Contract,we no longer deduct a withdrawal charge. This withdrawal charge compensates Prudential and its affiliates for the costs associated with contacting Small Plans and their participants and initially establishing Plan and participant records.

In general, Prudential will reduce the proceeds received by a Participant upon any withdrawal by the amount of any withdrawal charge. Also, at our discretion, we may reduce or waive withdrawal charges for certain classes of contracts (e.g., contracts exchanged from existing contracts).

Limitations on Withdrawal Charge

We will not impose a withdrawal charge with respect to contributions withdrawn for any of the following purposes:

     o    to purchase an annuity

     o    to provide a death benefit

     o    pursuant to a systematic withdrawal plan generally

     o    to provide a minimum distribution payment

     o in cases of financial hardship or disability retirement as determined pursuant to provisions of the Employer's retirement arrangement

     o    roll-over contributions.

Further, for all plans other than IRAs, we will impose no withdrawal charge upon contributions withdrawn due to resignation or retirement by the Participant or termination of the Participant by the Contractholder.

Contributions that you transfer among the Guaranteed Interest Account and the Subaccounts are considered to be withdrawals from the Guaranteed Interest Account or the Subaccount from which the transfer is made, but we impose no withdrawal charge upon them. Those contributions will, however, be considered as contributions to the receiving Subaccount or Guaranteed Interest Account for purposes of calculating any charge imposed upon their subsequent withdrawal from that investment option.

We consider loans to be withdrawals from the Subaccounts from which the loan amount was deducted. However, we do not consider a loan to be a withdrawal from the Contract. Therefore, we do not impose a withdrawal charge upon loans. However, we will treat the principal portion of any loan repayment as a contribution to the receiving Subaccount for purposes of calculating any charge imposed upon any subsequent withdrawal. If the Participant defaults on the loan by, for example, failing to make required payments, we will treat the outstanding balance of the loan as a withdrawal for purposes of the withdrawal charge. We will deduct the withdrawal charge from the same Subaccounts, and in the same proportions, as the loan amount was withdrawn. If sufficient funds do not remain in those Subaccounts, we will deduct the withdrawal charge from the Participant's other Subaccounts and the Guaranteed Interest Account.

Prudential may impose withdrawal charges lower than those described above with respect to Participants under certain Contracts. These lower charges will reflect Prudential's anticipation that lower sales costs will be incurred, or less sales services will be performed, with respect to such Contracts due to economies arising from:

     o    the utilization of mass enrollment procedures; or

     o the performance of sales functions, which Prudential would otherwise be required to perform, by the Contractholder, an Employer, or by a third party on their behalf; or

     o an accumulated surplus of charges over expenses under a particular Contract.

Generally, we lower or waive the withdrawal charge depending on the amount of local service the Contractholder requires. In addition, we may lower the charge if required by state law.

PREMIUM TAXES

Certain states and other jurisdictions impose premium taxes or similar assessments upon Prudential, either at the time contributions are made or when the Participant's Account Value is surrendered or applied to purchase an annuity. Prudential reserves the right to deduct an amount from contributions or the Participant's Account to cover such taxes or assessments, if any, when applicable. Not all states impose premium taxes on annuities. However, the rates in those that do currently range from 0.5% to 5%.

                               FEDERAL TAX STATUS

The following discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. Participants and Contractholders should consult a qualified tax adviser for complete information and advice.

ANNUITY QUALIFICATION

This discussion assumes the Contracts will be treated as annuity contracts for federal income tax purposes. In order to qualify for the tax rules applicable to annuity contracts, the assets underlying the Contracts must be diversified according to certain rules. For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS AND TAXES in the attached prospectus for the Prudential Series Fund. Tax rules also require that Prudential must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. Treasury Department regulations do not provide guidance concerning the extent to which Participants may direct investments in the particular investment options without causing Participants, instead of Prudential, to be considered the owner of the underlying assets. Prudential believes the Contracts are annuity contracts under the tax rules. However, Prudential reserves the right to make any changes it deems necessary to assure that the Contracts qualify as annuity contracts for tax purposes. Any such changes will apply uniformly to affected Participants and will be made with such notice to affected Participants as is feasible under the circumstances.

TAX-QUALIFIED RETIREMENT ARRANGEMENTS USING THE CONTRACTS

The Contracts may be used with qualified pension and profit sharing plans, plans established by self-employed persons ("Keogh plans"), simplified employee pension plans ("SEPs"), individual retirement plan accounts ("IRAs"), Roth IRAs, and tax-deferred annuities ("TDAs"). The provisions of the tax law that apply to these retirement arrangements that may be funded by the Contracts are complex, and Participants are advised to consult a qualified tax adviser.

The Contracts may also be used with certain deferred compensation plans of a state or local government or a tax-exempt organization (called "Section 457 Plans" after the Internal Revenue Code section that governs their structure). The tax rules for such plans involve, among other things, limitations on contributions and minimum distribution requirements. Tax-exempt organizations or governmental employers considering the use of the Contracts to fund or otherwise provide deferred compensation to their employees should consult with a qualified tax adviser concerning these specific requirements. Please refer to the discussion of ENTITY OWNERS on page 36, which may be applicable in certain circumstances.

CONTRIBUTIONS

In general, assuming that the requirements and limitations of tax law applicable to the particular type of plan are adhered to by Participants and Employers, contributions made under a retirement arrangement funded by a Contract are deductible (or not includible in income) up to certain amounts each year.

Contributions to a Roth IRA are subject to certain limits, and are not deductible for federal income tax purposes.

EARNINGS

Under the retirement programs with which the Contracts may be used, federal income tax currently is not imposed upon the investment income and realized gains earned by the Subaccounts in which the contributions have been invested until a distribution or withdrawal is received.

DISTRIBUTION OR WITHDRAWAL

When a distribution or withdrawal is received, either as a lump sum, an annuity, or as regular payments in accordance with a systematic withdrawal arrangement, all or a portion of the distribution or withdrawal is normally taxable as ordinary income. In some cases, the tax on lump sum distributions may be limited by a special income-averaging rule. The effect of federal income taxation depends largely upon the type of retirement plan and a generalized description, beyond that given here, is not particularly useful. Careful review of tax law applicable to the particular type of plan is necessary.

Furthermore, premature distributions or withdrawals may be restricted or subject to a penalty tax. Participants contemplating a withdrawal should consult a qualified tax adviser.

Under a Roth IRA, distributions are generally not taxable for federal income tax purposes if they are after attainment of age 59-1/2 or for certain other reasons and if the individual had a Roth IRA in effect for at least five years.

MINIMUM DISTRIBUTION RULES

In general, distributions from qualified retirement arrangements and Section 457 Plans must begin by the "Required Beginning Date" which is April 1 of the calendar year following the later of (1) the year in which the Participant attains age 70-1/2 or (2) the Participant retires. The following exceptions apply:

     o For a TDA, only benefits accruing after December 31, 1986 must begin distribution by the Required Beginning Date.

     o Roth IRAs are not subject to these pre-death minimum distribution rules.

Distributions that are made after the Required Beginning Date must generally be made in the form of an annuity for the life of the Participant or the lives of the Participant and his designated beneficiary, or over a period that is not longer than the life expectancy of the Participant or the life expectancies of the Participant and his designated beneficiary.

Distributions to beneficiaries are also subject to minimum distribution rules. If a Participant dies before his entire interest in his Participant Account has been distributed, his remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the Participant's date of death. If the Participant dies before distributions have begun (or are treated as having begun) the entire interest in his Participant Account must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant's' death.

Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which the Participant dies and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy (except that with respect to distributions from a Section 457 Plan, such period cannot exceed 15 years). Special rules apply where the deceased Participant's spouse is his designated beneficiary.

In addition to the above rules, with respect to a Section 457 Plan, any distribution that is payable over a period of more than one year can only be made in substantially non-increasing amounts no less frequently than annually.

An excise tax applies to Participants or beneficiaries who fail to take the minimum distribution in any calendar year.

NON-QUALIFIED ARRANGEMENTS USING THE CONTRACTS

TAXES PAYABLE BY PARTICIPANT

Prudential believes the Contracts are annuity contracts for tax purposes. Accordingly, as a general rule, Participants should not pay any tax until money is received under the Contracts. Generally, annuity contracts issued by the same company (and affiliates) to a Participant during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.

TAXES ON WITHDRAWALS AND SURRENDER

If a Participant makes a withdrawal from the Contract or surrenders it before annuity payments begin, the amount received will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.

If a Participant assigns all or part of the Contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if a Participant elects the interest payment option, this will be treated, for tax purposes, as a surrender of the Contract.

If a Participant transfers the Contract for less than full consideration, such as by gift, tax will be triggered on the gain in the Contract. This rule does not apply to transfers to a spouse or incident to divorce.

TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment a Participant receives will be treated as a partial return of purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment received by a fraction, the numerator of which is the purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Contract.

After the full amount of the purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of the purchase payments have been recovered, a tax deduction is allowed for the unrecovered amount.

PENALTY TAXES ON WITHDRAWALS AND ANNUITY PAYMENTS

Any taxable amount received under the Contract may be subject to a 10 percent penalty tax. Amounts are not subject to this penalty tax if:

     o the amount is paid on or after age 59-1/2 or the death of the Participant;

     o the amount received is attributable to the Participant becoming disabled;

     o the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; or

     o the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

If the lifetime annuity payment stream is modified (other than as a result of death or disability) before age 59-1/2 (or before the end of the five year period beginning with the first payment and ending after age 59-1/2), the tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.

TAXES PAYABLE BY BENEFICIARIES

Generally, the same tax rules apply to amounts received by a beneficiary as those set forth above with respect to a Participant. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon the death of a Participant, as discussed further below.

REQUIRED DISTRIBUTIONS UPON DEATH OF PARTICIPANT

Certain distributions must be made under the Contract upon the death of a Participant. The required distributions depend on whether the Participant dies on or before the start of annuity payments under the Contract or after annuity payments are started under the Contract.

If the Participant dies on or after the annuity date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If the Participant dies before the annuity date, the entire interest in the Contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by the designated beneficiary and if annuity payments begin within 1 year of the death of the Participant, the value of the Contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. The designated beneficiary is the person to whom ownership of the Contract passes by reason of death, and must be a natural person.

If any portion of the Contract is payable to (or for the benefit of) a Participant's surviving spouse, such portion of the Contract may be continued with the spouse as the owner.

ENTITY OWNERS

When a Contract is held by a non-natural person (for example, a corporation), the Contract generally will not be taxed as an annuity and increases in the value of the Contract will be subject to tax. Exceptions include contracts held by an entity as an agent for a natural person, contracts held under a qualified pension or profit sharing plan, a TDA or individual retirement plan (see discussion above) or contracts that provide for immediate annuities.

WITHHOLDING

Taxable amounts distributed from annuity contracts in nonqualified annuity arrangements are subject to tax withholding. Participants may generally elect not to have tax withheld from payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate filed with Prudential. Absent these elections, Prudential will withhold the tax amounts required by the applicable tax regulations. Participants may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient. Participants who fail to provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding.

In addition, certain distributions from qualified plans, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (1) distributions for the life or life expectancy of the Participant, or joint and last survivor expectancy of the Participant and a designated beneficiary; or (2) distributions for a specified period of 10 years or more; or (3) distributions required as minimum distributions. Amounts that are received under a Contract used in connection with a Section 457 Plan are treated as wages for federal income tax purposes and are, thus, subject to general withholding requirements.

TAXES ON PRUDENTIAL

Although the Account is registered as an investment company, it is not a separate taxpayer for purposes of the Code. The earnings of the Subaccounts invested in the Funds are taxed as part of the operations of Prudential. No charge is being made currently against those Subaccounts for company federal income taxes. Prudential will review the question of a charge to the Subaccounts invested in the Funds for company federal income taxes periodically. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

                              EFFECTING AN ANNUITY

Subject to the restrictions on withdrawals from tax-deferred annuities subject to Section 403(b) of the Code, and subject to the provisions of the retirement arrangement that covers him or her, a Participant may elect at any time to have all or a part of his or her interest in the Participant Account used to purchase a fixed dollar annuity under the Contracts. The Contracts do not provide for annuities that vary with the investment results of any Subaccount. Withdrawals from the Participant Account that are used to purchase a fixed dollar annuity under the Contracts become part of Prudential's General Account, which supports insurance and annuity obligations.

In electing to have an annuity purchased, the Participant may select from the forms of annuity described below, unless the retirement arrangement covering the Participant provides otherwise. The annuity is purchased on the first day of the month following receipt by Prudential of proper written notice on a form approved by Prudential that the Participant has elected to have an annuity purchased, or on the first day of any subsequent month that the Participant designates. Prudential generally will make the first monthly annuity payment within one month of the date on which the annuity is purchased.

Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain elections of payouts which are not qualified joint and survivor annuities must include the consent and signatures of the Participant and his spouse and must be notarized or witnessed by an authorized plan representative. A "qualified joint and survivor annuity" is an annuity for the Participant's lifetime with at least 50% of the amount payable to the Participant continued after the Participant's death to his or her spouse, if then living.

Once annuity payments begin, the annuitant cannot surrender his or her annuity benefit and receive a one sum payment.

We make the following forms of annuity available to Participants.

LIFE ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant. Prudential guarantees that if, at the death of the annuitant, payments have been made for less than the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), they will be continued during the remainder of the selected period to his or her beneficiary.

ANNUITY CERTAIN

This is an immediate annuity payable monthly for a period certain which may be 60, 120, 180, or 240 months, as selected by the annuitant. If the annuitant dies during the period certain, we will continue payments in the same amount the annuitant was receiving to his or her beneficiary. We make no further payments after the end of the period certain.

JOINT AND SURVIVOR ANNUITY WITH PAYMENTS CERTAIN

This is an immediate annuity payable monthly during the lifetime of the annuitant with payments continued after his or her death to the contingent annuitant, if surviving, for the latter's lifetime. Until the selected number of payments certain have been paid, payments made to the contingent annuitant after the annuitant's death are the same as those the annuitant was receiving. Thereafter, the payments continued to the contingent annuitant will be a percentage of the monthly amount paid to the annuitant such as 33%, 50%, 66%, or 100% as selected by the annuitant. The amounts of each payment made to the annuitant will be lower as the percentage he or she selects to be paid to the contingent annuitant is higher. If both the annuitant and the contingent annuitant die during the period certain (which may be 60, 120, 180, or 240 months, as selected by the annuitant), we will continue payments during the remainder of the period certain to the properly designated beneficiary.

We may make other forms of annuity available under the Contracts. The retirement arrangement under which the Participant is covered may restrict the forms of annuity that a Participant may elect.

If the dollar amount of the first monthly annuity payment is less than the minimum amount specified in the Contract, or if the beneficiary is other than a natural person receiving payments in his or her own right, Prudential may elect to pay the commuted value of the unpaid payments certain in one sum.

PURCHASING THE ANNUITY

Prudential does not deduct a withdrawal charge from contributions withdrawn to purchase an annuity. If, as a result of a withdrawal to purchase an annuity, the Participant Account has been reduced to zero, Prudential deducts the full annual account charge, unless the annuity becomes effective on January 1 of any year. Prudential applies the resulting amount, less any applicable taxes, to the appropriate annuity purchase rate determined in accordance with the schedule in the Contract at the time the annuity is purchased. However, Prudential may determine monthly payments from schedules of annuity purchase rates providing for larger payments than the rates shown in the Contract.

Prudential guarantees the schedule of annuity purchase rates in a Contract for ten years from the date the Contract is issued. If at any time after a Contract has been in effect for ten years, we modify the schedule of annuity purchase rates, the modification is also guaranteed for ten years. A change in the schedule of annuity purchase rates used for an annuity certain with 180 payments or less, as described above, will apply only to amounts added to a Participant Account after the date of change. A change in any other schedule will apply to all amounts in a Participant Account.

                                OTHER INFORMATION

MISSTATEMENT OF AGE OR SEX

If an annuitant's stated age or sex (except where unisex rates apply) or both are incorrect, we will change each benefit and the amount of each annuity payment to that which the total contributions would have bought for the correct age and sex. Also, we will adjust for the amount of any overpayments we have already made.

SALE OF THE CONTRACT AND SALES COMMISSIONS

Prudential Investment Management Services LLC ("PIMS"), a wholly-owned direct subsidiary of Prudential, acts as the principal underwriter of the Contract. PIMS was organized in 1996 under Delaware law, is registered as a broker and dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. PIMS' principal business address is 751 Broad Street, Newark, NJ 07102. The Contract is sold by registered representatives of PIMS who are also authorized by state insurance departments to do so. The maximum commission that we will pay to the broker-dealer to cover both the individual representative's commission and other distribution expenses will not exceed 3.0% of the purchase payment.

VOTING RIGHTS

As stated above, all of the assets held in the Subaccounts of the Discovery Account are invested in shares of the corresponding Funds. Prudential is the legal owner of those shares. As such, Prudential has the right to vote on any matter voted on at any shareholders meetings of the Funds. However, as required by law, Prudential votes the shares of the Funds at any regular and special shareholders meetings the Funds are required to hold in accordance with voting instructions received from Participants. The Funds may not hold annual shareholders meetings when not required to do so under the laws of the state of their incorporation or the Investment Company Act of 1940. Fund shares for which no timely instructions from Participants are received, and any shares owned directly or indirectly by Prudential, are voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Prudential to vote shares of the Funds in its own right, it may elect to do so.

Generally, Participants may give voting instructions on matters that would be changes in fundamental policies and any matter requiring a vote of the shareholders of the Funds. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Participants participating in such portfolios will vote separately on the matter, as required by applicable securities laws.

The number of Fund shares for which a Participant may give instructions is determined by dividing the portion of the value of the Participant Account derived from participation in a Subaccount, by the value of one share in the corresponding portfolio of the applicable Fund. The number of votes for which you may give Prudential instructions is determined as of the record date chosen by the Board of the applicable Fund. We furnish you with proper forms and proxies to enable you to give these instructions. We reserve the right to modify the manner in which the weight to be given to voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Prudential may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Funds' portfolios, or to approve or disapprove an investment advisory contract for a Fund. In addition, Prudential itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Funds' portfolios, provided that we reasonably disapprove such changes in accordance with applicable federal regulations. If we do disregard voting instructions, we will advise you of that action and our reasons for such action in the next annual or semi-annual report.

SUBSTITUTION OF FUND SHARES

Although Prudential believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Funds may become unsuitable for investment by Contractholders and Participants. This may occur because of investment policy changes, tax law changes, the unavailability of shares for investment or at the discretion of Prudential. In that event, Prudential may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, we would have to obtain the approval of the SEC, and possibly one or more state insurance departments. We would notify Contractholders and Participants of any such substitution.

PERFORMANCE INFORMATION

We may depict performance information for the Subaccounts in advertising and reports to current and prospective Contractholders and Participants. Performance information is based on the historical investment experience of the

Funds, adjusted to take charges under the Contract into account, and does not indicate or represent future performance.

Total returns are based on the overall dollar or percentage change in value of a hypothetical investment over a stipulated period, and assume a surrender of the Contract at the end of the period. Total return quotations reflect changes in unit values and the deduction of applicable charges including any applicable withdrawal charges.

A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a specified seven-day period. Effective yield is calculated in a similar manner, except that income earned is assumed to be reinvested.

Reports or advertising may include comparative performance information, including, but not limited to:

     o    comparisons to market indices,

     o    comparisons to other investments,

     o    performance rankings,

     o    personalized illustrations of historical performance, and

     o    data presented by analysts or included in publications.

See Performance Information in the Statement of Additional Information for recent performance information.

REPORTS TO PARTICIPANTS

Prudential will send Participants, at least annually, reports showing as of a specified date the number of units credited to them in the Subaccounts of the Discovery Account. We also will send each Participant annual and semi-annual reports for the applicable Funds.

STATE REGULATION

Prudential is subject to regulation by the Department of Banking and Insurance of the State of New Jersey as well as by the insurance departments of all the other states and jurisdictions in which it does business. Prudential must file an annual statement in a form promulgated by the National Association of Insurance Commissioners. This annual statement is reviewed and analyzed by the New Jersey Department, which makes an independent computation of Prudential's legal reserve liabilities and statutory apportionments under its outstanding contracts. New Jersey law requires a quinquennial examination of Prudential to be made. Examination involves an extensive audit including, but not limited to, an inventory check of assets, sampling techniques to check the performance by Prudential of its contracts and an examination of the manner in which divisible surplus has been apportioned and distributed to policyholders and Contractholders. This regulation does not involve any supervision or control over the investment policies of the Subaccounts or over the selection of investments for them, except for verification of the compliance of Prudential's investment portfolio with New Jersey law.

The laws of New Jersey also contain special provisions which relate to the issuance and regulation of contracts on a variable basis. These laws set forth a number of mandatory provisions which must be included in contracts on a variable basis and prohibit such contracts from containing other specified provisions. The Department may initially disapprove or subsequently withdraw approval of any contract if it contains provisions which are "unjust, unfair, inequitable, ambiguous, misleading, likely to result in misrepresentation or contrary to law." New Jersey also can withhold or withdraw approval if sales are solicited by communications which involve misleading or inadequate descriptions of the provisions of the contract.

In addition to the annual statement referred to above, Prudential is required to file with New Jersey and other states a separate statement with respect to the operations of all its variable contracts accounts, in a form promulgated by the National Association of Insurance Commissioners.

LEGAL PROCEEDINGS

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgment in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgment approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.

Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance Contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyowners who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyowners.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely result of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.

YEAR 2000 COMPLIANCE

The services provided to the Contractholders by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensititve programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

BUSINESS APPLICATIONS

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (i.e., renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production. Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. At December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement are 99%, 96% and 99%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

INFRASTRUCTURE

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (e.g., upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

BUSINESS PARTNERS

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. All project phases for highly critical business partner readiness were achieved in December 1998; we have an overall completion date for less critical business partner readiness of June 1999.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiares, including those businesses not engaged in providing services to Contractowners. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments to Contractholders.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

The discussion of the Year 2000 Issue herein, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.

SUBSEQUENT EVENTS

On December 10, 1998, the Company announced that it had entered into definitive agreements for Aetna to acquire, subject to regulatory approval and certain other conditions, Prudential's healthcare business for $1 billion. The transaction is expected to be completed in the second quarter of 1999. Included in this transaction are the Prudential HealthCare Health Maintenance Organization (HMO), Point of Service (POS), Preferred Provider Organization
(PPO), and indemnity health lines as well as its dental business.

STATEMENT OF ADDITIONAL INFORMATION

                                                                            Page
                                                                            ----

The contents of the Statement of Additional Information include:

Definitions....................................................................2
Other Contract Provisions......................................................2
Administration.................................................................2
Performance Information........................................................3
Directors of Prudential........................................................9
Officers of Prudential........................................................12
Sale of Contracts.............................................................14
Legal Matters.................................................................14
Experts.......................................................................14
Financial Statements of the Discovery Account................................A-1
Consolidated financial statements of The Prudential Insurance
  Company of America and subsidiaries .......................................B-1

ADDITIONAL INFORMATION

Prudential has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. You may obtain the omitted information, however, from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

You may obtain further information, including the Statement of Additional Information, from Prudential without charge. The addresses and telephone numbers are set forth on the cover page of this Prospectus.


                                                                                                            APPENDIX

                                                                    ACCUMULATION UNIT VALUES
                                                          CONTRACTS OTHER THAN SMALL PLAN CONTRACT
                                                THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                                                               (CONDENSED FINANCIAL INFORMATION)


                                                                          SUBACCOUNTS
                                            -----------------------------------------------------------------------
                                                   PRUDENTIAL              PRUDENTIAL              PRUDENTIAL
                                                  SERIES FUND             SERIES FUND             SERIES FUND
                                                  MONEY MARKET          DIVERSIFIED BOND       GOVERNMENT INCOME
                                            -----------------------------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97    12/31/98    12/31/97
                                            -----------------------------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $           $           $
2. End of period (rounded)..................$           $           $           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -----------------------------------------------------------------------



                                            -----------------------------------------------------------------------
                                                   PRUDENTIAL              PRUDENTIAL              PRUDENTIAL
                                                  SERIES FUND             SERIES FUND             SERIES FUND
                                             CONSERVATIVE BALANCED      FLEXIBLE MANAGED        HIGH YIELD BOND
                                            -----------------------------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97    12/31/98    12/31/97
                                            -----------------------------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $           $           $
2. End of period (rounded)..................$           $           $           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -----------------------------------------------------------------------




                                            -------------------------------------------------
                                                   PRUDENTIAL              PRUDENTIAL
                                                  SERIES FUND             SERIES FUND
                                                  STOCK INDEX            EQUITY INCOME
                                            -------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97
                                            -------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $
2. End of period (rounded)..................$           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -------------------------------------------------



                                                                          SUBACCOUNTS
                                            ----------------------------------------------------------------------
                                                   PRUDENTIAL              PRUDENTIAL              PRUDENTIAL
                                                  SERIES FUND             SERIES FUND             SERIES FUND
                                                     EQUITY                 JENNISON                 GLOBAL
                                            ----------------------------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97    12/31/98    12/31/97
                                            ----------------------------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $           $           $
2. End of period (rounded)..................$           $           $           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            ----------------------------------------------------------------------




                                            -----------------------------------------------------------------------
                                                                                                     JANUS
                                                    AIM V.I.                AIM V.I.                 ASPEN
                                               GROWTH AND INCOME             VALUE                   GROWTH
                                            -----------------------------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97    12/31/98    12/31/97
                                            -----------------------------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $           $           $
2. End of period (rounded)..................$           $           $           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -----------------------------------------------------------------------




                                            -------------------------------------------------
                                                     JANUS
                                                     ASPEN
                                                 INTERNATIONAL                MFS
                                                     GROWTH             EMERGING GROWTH
                                            -------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97
                                            -------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $
2. End of period (rounded)..................$           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -------------------------------------------------



                                                                          SUBACCOUNTS
                                            -----------------------------------------------------------------------
                                                                                                      OCC
                                                                              OCC                 ACCUMULATION
                                                      MFS                 ACCUMULATION               TRUST
                                                    RESEARCH             TRUST MANAGED             SMALL CAP
                                            -----------------------------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97    12/31/98    12/31/97
                                            -----------------------------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $           $           $
2. End of period (rounded)..................$           $           $           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -----------------------------------------------------------------------




                                            -------------------------------------------------------------------------
                                                 T. ROWE PRICE           T. ROWE PRICE           WARBURG PINCUS
                                                 EQUITY INCOME        INTERNATIONAL STOCK     POST-VENTURE CAPITAL
                                            -------------------------------------------------------------------------
                                              01/01/98    7/31/97*    01/01/98    7/31/97*    01/01/98    7/31/97*
                                                 TO          TO          TO          TO          TO          TO
                                              12/31/98    12/31/97    12/31/98    12/31/97    12/31/98    12/31/97
                                            -------------------------------------------------------------------------

1. Beginning of period (rounded)............$           $           $           $           $           $
2. End of period (rounded)..................$           $           $           $           $           $
3. Accumulation Units Outstanding at end of
   period...................................

                                            -------------------------------------------------------------------------


* Commencement of Operations

         Discovery Select Group Retirement Annuity is a variable annuity issued by The Prudential Insurance Company of America, Newark, NJ.
                It is offered through these affiliated Prudential
                subsidiaries: Prudential Securities Incorporated;
  Pruco Securities Corporation; Prudential Investment Management Services LLC.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          3 Gateway Center, 12th Floor
                              Newark, NJ 07102-4077

                             PRUDENTIAL INVESTMENTS
                          3 Gateway Center, 12th Floor
                              Newark, NJ 07102-4077

                          [PRUDENTIAL INVESTMENT LOGO]

             DISCOVERY SELECT (SM) is a service mark of Prudential.


                                                                     RS802B
                                                              CAT 62M093P B
                                                             DS.PR.001.0599

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

                                DISCOVERY SELECT
                            GROUP RETIREMENT ANNUITY

                                DISCOVERY SELECT
                        GROUP VARIABLE ANNUITY CONTRACTS
                                 ISSUED THROUGH

                      THE PRUDENTIAL DISCOVERY SELECT GROUP
                            VARIABLE CONTRACT ACCOUNT

The Prudential Insurance Company of America ("Prudential") offers the DISCOVERY SELECTSM Group Variable Annuity Contracts for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code of 1986 (the "Code") and with non-qualified annuity arrangements on a continuous basis. Contributions to the Contract made on behalf of a Participant may be invested in one or more of the twenty-two Subaccounts of The Prudential Discovery Select Group Variable Contract Account as well as the Guaranteed Interest Account. Each Subaccount is invested in a corresponding Portfolio of The Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc. and Warburg Pincus Trust.

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 1999. Certain portions of that May 1, 1999 prospectus are incorporated by reference into this Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                           PAGE
                                                                           ----

 DEFINITIONS...............................................................  2

 OTHER CONTRACT PROVISIONS.................................................  2
  ASSIGNMENT...............................................................  2
  PARTICIPATION IN DIVISIBLE SURPLUS.......................................  2

 ADMINISTRATION............................................................  2

 PERFORMANCE INFORMATION...................................................  3
  AVERAGE ANNUAL TOTAL RETURN..............................................  3
  NON-STANDARD TOTAL RETURN................................................  3
  PERFORMANCE INFORMATION..................................................  4

 DIRECTORS OF PRUDENTIAL...................................................  8

 OFFICERS OF PRUDENTIAL.................................................... 11

 SALE OF CONTRACTS......................................................... 13

 LEGAL MATTERS............................................................. 13

 EXPERTS................................................................... 13

 FINANCIAL STATEMENTS OF THE DISCOVERY ACCOUNT.............................A-1

 CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL
  INSURANCE COMPANY OF AMERICA AND SUBSIDIARIES............................B-1

                              The Prudential Insurance Company of America
                              3 Gateway Center, 12th Floor
                              Newark, NJ 07102-4077
                              Telephone 1-800-458-6333

                                   DEFINITIONS

CONTRACTS--The group variable annuity contracts described in the Prospectus and offered for use in connection with retirement arrangements that qualify for federal tax benefits under Sections 401, 403(b), 408 or 457 of the Internal Revenue Code and with non-qualified annuity arrangements. One of such contracts is the Small Plan Contract described in the Prospectus.

FUNDS--The Portfolios of the Prudential Series Fund, Inc., AIM Variable Insurance Funds, Inc., Janus Aspen Series, MFS Variable Insurance Trust, OCC Accumulation Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Warburg Pincus Trust.

PARTICIPANT--A person who makes contributions, or for whom contributions have been made, and to whom they remain credited under the Contract.

PARTICIPANT ACCOUNT--An account established for each Participant to record the amount credited to the Participant under the Contract.

PARTICIPANT ACCOUNT VALUE--The dollar amount held in a Participant Account.

PRUDENTIAL--The Prudential Insurance Company of America. "We," "us," or "our" means Prudential.

PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT--A separate account of Prudential registered under the Investment Company Act of 1940 as a unit investment trust (the "Discovery Account"), invested through its Subaccounts in shares of the corresponding Funds.

SUBACCOUNT--A division of the Discovery Account, the assets of which are invested in shares of the corresponding Funds.

                            OTHER CONTRACT PROVISIONS

ASSIGNMENT

Unless contrary to applicable law, the right to any payment under the Contract is neither assignable nor subject to the claim of any creditor.

PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Accordingly, a Contractholder of Prudential participates in the divisible surplus of Prudential, according to the annual determination of Prudential's Board of Directors as to the portion, if any, of the divisible surplus which has accrued on the Contracts. In the case of the Contracts described in the prospectus, any surplus determined to be payable as a dividend is credited to Participants. No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under these Contracts in the future. As discussed in the Prospectus, Prudential is considering reorganizing itself into a stock company.

                                 ADMINISTRATION

The assets of each Subaccount of the Discovery Account are invested in a corresponding Fund. The prospectus and the statement of additional information of each Fund describe the investment management and administration of that Fund. Subject to Prudential's supervision, the investment advisory services provided to the Prudential Series Fund, Inc. by Prudential are furnished by its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to the service agreement between Prudential and PIC (the "Service Agreement") which provides that Prudential will reimburse PIC for its costs and expenses and, pursuant to a Subadvisory Agreement, by another wholly-owned subsidiary, Jennison Associates Capital Corp. ("Jennison"), with respect to the management of the Prudential Jennison Portfolio. Both PIC and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.

Prudential generally is responsible for the administrative and recordkeeping functions of the Discovery Account and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participant Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

With respect to the Small Plan Contracts, Prudential has delegated certain of these administrative and recordkeeping functions to the Small Plan Contract Recordkeeper.

Prudential is reimbursed for these administrative and recordkeeping expenses by the annual account charge and the daily charge against the assets of each Subaccount for administrative expenses.

A daily charge is made which is equal to an effective annual rate of 0.85% of the net assets in each Subaccount (this charge is equal to 1.05% for Small Plan Contracts). All of this charge is for administrative expenses not covered by the annual account charge. During 1998, Prudential received $18,262 for administrative expenses and for providing management services. There is also an annual account charge for administrative expenses of not greater than $32 assessed against a Participant Account. During 1998, Prudential collected $6,379 in annual account charges.

A withdrawal charge is also imposed on certain withdrawals from the Subaccounts and the Guaranteed Interest Account. During 1998, Prudential collected $0 in withdrawal charges.

                            PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RETURN

The Discovery Account may advertise average annual total return information calculated according to a formula prescribed by the U.S. Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical contribution allocated to a Subaccount from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed contribution of $1,000 allocated to a Subaccount at the beginning of each period and full withdrawal of the value of that amount at the end of each specified period, giving effect to any withdrawal charge and all other charges and fees applicable under the Contract. This method of calculating performance further assumes that (i) a $1,000 contribution was allocated to a Subaccount and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical contribution that would compare the Unit Value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

                                 P(1 + T)n= ERV

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical contribution of $1,000 made at the beginning of the applicable period, where P equals a hypothetical contribution of $1,000, and where n equals the number of years.

NON-STANDARD TOTAL RETURN

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. The Discovery Account may present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical contribution will not include any withdrawal charge. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation may assume that investment in the Contract continues beyond the period when the withdrawal charge applies. The total return percentage under this non-standardized method will be higher than that resulting from the standardized method.

The Discovery Account may also present aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Discovery Account for the specified period.

PERFORMANCE INFORMATION

The tables below provide performance information for each Subaccount for specified periods ending December 31, 1998. This performance information is only for Contracts other than the Small Plan Contract. For the periods prior to the date the Subaccounts commenced operations, non-standard performance information for the Contracts will be calculated based on the performance of the Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts (this is referred to as "hypothetical performance data"). This information does not indicate or represent future performance.

Table 1 below assumes a hypothetical investment of $1,000 at the beginning of the period via the Subaccount investing in the applicable Fund and withdrawal of the investment on 12/31/98. The rates of return thus reflect the mortality and expense risk fee, the administrative fee, the withdrawal charge and a pro rata portion of the annual account charge. The performance shown below is only for Contracts other than the Small Plan Contract.

                                     TABLE 1
                             SUBACCOUNT STANDARDIZED
                           AVERAGE ANNUAL TOTAL RETURN

                                                                               ONE
                                                                              YEAR
         FUND                                                  DATE           ENDED     7/31/97-
      PORTFOLIO                                             ESTABLISHED     12/31/98    12/31/98
      ---------                                             -----------     --------    --------

    The Prudential Series Fund, Inc.
     Money Market Subaccount............................      6/24/97
     Diversified Bond Subaccount........................      6/24/97
     Government Income Subaccount.......................      6/24/97
     Conservative Balanced Subaccount...................      6/24/97
     Flexible Managed Subaccount........................      6/24/97
     High Yield Bond Subaccount.........................      6/24/97
     Stock Index Subaccount.............................      6/24/97
     Equity Income Subaccount...........................      6/24/97
     Equity Subaccount..................................      6/24/97
     Prudential Jennison Subaccount.....................      6/24/97
     Global Subaccount..................................      6/24/97

    AIM Variable Insurance Funds, Inc.
     AIM V.I. Growth and Income Subaccount..............      6/24/97
     AIM V.I. Value Subaccount..........................      6/24/97

    Janus Aspen Series
     Growth Subaccount..................................      6/24/97
     International Growth Subaccount....................      6/24/97

    MFS Variable Insurance Trust
     Emerging Growth Subaccount.........................      6/24/97
     Research Subaccount................................      6/24/97

    OCC Accumulation Trust
     Managed Subaccount.................................      6/24/97
     Small Cap Subaccount...............................      6/24/97

    T. Rowe Price
     T. Rowe Price Equity Series, Inc., Equity Income
     Subaccount.........................................      6/24/97
     T. Rowe Price International Series, Inc.,

    International
     Stock Subaccount...................................      6/24/97

    Warburg Pincus Trust
     Post-Venture Capital Subaccount....................      6/24/97


Tables 2 and 3 below show average annual total return and cumulative total return, respectively, on the same assumptions as Table 1 except that the value in the Subaccount is not withdrawn at the end of the period or is withdrawn to effect an annuity. The rates of return shown below reflect the mortality and expense risk fee and the administrative fee, but do not reflect any withdrawal charges or the impact of a pro rata portion of the annual account charge. The performance shown in Tables 2 and 3 below is only for Contracts other than the Small Plan Contract.

                                     TABLE 2
                            SUBACCOUNT "HYPOTHETICAL"
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                 ONE      THREE     FIVE      TEN     FROM DATE
                                                YEAR      YEARS     YEARS    YEARS   ESTABLISHED
      FUND                           DATE       ENDED     ENDED     ENDED    ENDED     THROUGH
    PORTFOLIO                     ESTABLISHED 12/31/98  12/31/98  12/31/98  12/31/98  12/31/98
    ---------                     ----------- --------  --------  --------  --------  --------

 The Prudential Series Fund, Inc.
  Money Market Subaccount.......    5/13/83
  Diversified Bond Subaccount...    5/13/83
  Government Income Subaccount..     5/1/89
  Conservative Balanced
    Subaccount..................    5/13/83
  Flexible Managed Subaccount...    5/13/83
  High Yield Bond Subaccount....    2/23/87
  Stock Index Subaccount........   10/19/87
  Equity Income Subaccount......    2/19/88
  Equity Subaccount.............    5/13/83
  Prudential Jennison Subaccount     5/1/95
  Global Subaccount.............    9/19/88

AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income
    Subaccount..................     5/2/94
  AIM V.I. Value Subaccount.....     5/5/93

Janus Aspen Series
  Growth Subaccount.............    9/13/93
  International Growth Subaccount    5/2/94

 MFS Variable Insurance Trust
  Emerging Growth Subaccount....    7/24/95
  Research Subaccount...........    7/24/95

 OCC Accumulation Trust
  Managed Subaccount............     8/1/88
  Small Cap Subaccount..........     8/1/88

 T. Rowe Price

 T. Rowe Price Equity Series,
   Inc., Equity Income Subaccount   3/31/94

 T. Rowe Price International
   Series,
   Inc., International Stock

    Subaccount..................    3/31/94
 Warburg Pincus Trust

  Post--Venture Capital
    Subaccount..................    9/30/96


                                     TABLE 3
                            SUBACCOUNT "HYPOTHETICAL"
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                 ONE      THREE     FIVE      TEN     FROM DATE
                                                YEAR      YEARS     YEARS    YEARS   ESTABLISHED
      FUND                           DATE       ENDED     ENDED     ENDED    ENDED     THROUGH
    PORTFOLIO                     ESTABLISHED 12/31/98  12/31/98  12/31/98  12/31/98  12/31/98
    ---------                     ----------- --------  --------  --------  --------  --------

 The Prudential Series Fund, Inc.
  Money Market Subaccount.......    5/13/83
  Diversified Bond Subaccount...    5/13/83
  Government Income Subaccount..     5/1/89
  Conservative Balanced
    Subaccount..................    5/13/83
  Flexible Managed Subaccount...    5/13/83
  High Yield Bond Subaccount....    2/23/87
  Stock Index Subaccount........   10/19/87
  Equity Income Subaccount......    2/19/88
  Equity Subaccount.............    5/13/83
  Prudential Jennison Subaccount     5/1/95
  Global Subaccount.............    9/19/88

 AIM Variable Insurance Funds, Inc.
  AIM V.I. Growth and Income
    Subaccount..................     5/2/94
  AIM V.I. Value Subaccount.....     5/5/93

Janus Aspen Series
  Growth Subaccount.............    9/13/93
  International Growth Subaccount    5/2/94

 MFS Variable Insurance Trust
  Emerging Growth Subaccount....    7/24/95
  Research Subaccount...........    7/24/95

 OCC Accumulation Trust
  Managed Subaccount............     8/1/88
  Small Cap Subaccount..........     8/1/88

 T. Rowe Price

 T. Rowe Price Equity Series,
   Inc., Equity Income Subaccount   3/31/94

 T. Rowe Price International
   Series, Inc., International
   Stock Subaccount.............    3/31/94

Warburg Pincus Trust
  Post--Venture Capital
    Subaccount..................    9/30/96


MONEY MARKET SUBACCOUNT YIELD

The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Group Annuity and the Series Fund have been reflected.

The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 31, 1998 were ___% and ___%, respectively, with respect to Contracts other than the Small Plan Contract.

The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

The deduction referred to above consists of the 0.15% charge for mortality and expense risks and the 0.85% charge for administration. It does not reflect the withdrawal charge.

The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (base period return + 1) 365/7 -1.

The yield on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

COMPARATIVE PERFORMANCE INFORMATION

Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and (5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS

FRANKLIN E. AGNEW--Director since 1994 (current term expires April, 2000). Member, Committee on Finance & Dividends; Member Corporate Governance Committee. Business consultant since 1986. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. and Erie Plastics Corporation. Age 64. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERICK K. BECKER--Director since 1994 (current term expires April, 1999). Member, Auditing Committee; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 63. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

GILBERT F. CASELLAS--Director since 1998 (current term expires April, 1999). President, The Swarthmore Group, Inc. since 1999. Partner, McConnell Valdes, LLP in 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. General Counsel, Department of Air Force from 1993 to 1994. Age 46.
Address: 1646 West Chester Pike, Suite 3, West Chester, PA 19382.

JAMES G. CULLEN--Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Operating Officer, Bell Atlantic Corporation, since 1998. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, from 1997 to 1998. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 56. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS--Director since 1989 (current term expires April, 2001). Member, Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor since 1997. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Coulter Instruments, Inc., Merck & Co., Inc., Minimed Incorporated, and Beverley Enterprises. Age 67. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

ROGER A. ENRICO--Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Mr. Enrico originally joined PepsiCo, Inc. in 1971. Mr. Enrico is also a director of A.H. Belo Corporation and Dayton Hudson Corporation. Age 54. Address: 700 Anderson Hill Road, Purchase, NY 10577.

ALLAN D. GILMOUR--Director since 1995 (current term expires April, 1999). Member, Investment Committee; Member, Committee on Finance & Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, MeidiaOne Group, Inc., AP Automotive Systems, Inc., The Dow Chemical Company and DTE Energy Company. Age 64. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

WILLIAM H. GRAY, III--Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Committee on Business Ethics; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, CBS Corporation, and Electronic Data Systems. Age 57. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

JON F. HANSON--Director since 1991 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Business Ethics. Chairman, Hampshire Management Company since 1976. Mr. Hanson is also a director of James E. Hanson Management Company, Neumann Distributors, Inc., Fleet Trust and Investment Services Company, N.A., United Water Resources, Orange & Rockland

Utilities, Inc., and Consolidated Delivery and Logistics. Age 62. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR.--Director since 1997 (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation and Owens Corning. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER--Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Company, and Pfizer, Inc. Age 56. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY--Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, The Perkin Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, and Alliant Techsystems. Age 67. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL--Director since 1978 (current term expires April, 2002). Chairman, Investment Committee; Member, Executive Committee; Member, Committee on Finance & Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company, The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 66. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN--Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Bank from 1990 to 1994, with Chase since 1972. Age 56. Address: 751 Broad Street, Newark, NJ 07102.

IDA F.S. SCHMERTZ--Director since 1997 (current term expires April, 2004). Member, Audit Committee. Principal, Investment Strategies International since 1994. Age 64. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

CHARLES R. SITTER--Director since 1995 (current term expires April, 1999). Member, Committee on Finance & Dividend; Member, Investment Committee. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 68. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI--Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company, Conti-Financial Corporation and Continental Grain Company. Age 67 Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

RICHARD M. THOMSON--Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Chairman of the Board, The Toronto-Dominion Bank from 1997 to 1998. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, Canadian Occidental Petroleum, Ltd., The Toronto-Dominion Bank and Ontario Hydro. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH--Director since 1996 (current term expires April, 2000). Member, Committees on Nominations & Corporate Governance; Member, Investment Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation and Moss Micro. Age 57. Address: 751 Broad Street, Newark, NJ 07102-3777.

P. ROY VAGELOS, M.D.--Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman, Advanced Medicines, Inc. since 1997. Chairman, Chief Executive Officer and President, Merck & Co., Inc. from 1986 to 1995, Dr. Vagelos originally joined Merck in 1975 Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 69. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS--Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990 to 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 64.
Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER--Director since 1988 (current term expires April, 2000). Chairman, Committee on Finance & Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1997. Chairman, Wolfensohn & Co., Inc. 1988 to 1996 Chairman, James D. Wolfensohn, Inc. 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a director Nestle, S.A., and Bankers Trust New York Corporation as well as a Director of the Board of Overseers of TIAA-CREF. Age 71, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

JOSEPH H. WILLIAMS--Director since 1994 (current term expires April, 2002). Member, Committee on Finance & Dividends; Member, Investment Committee. Director, The Williams Companies since 1979. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of The Orvis Company, MTC Investors, LLC., and AEA Investors, Inc. Age 65. Address: One Williams Center, Tulsa, OK 74102.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN--Chairman of the Board, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 56.

E. MICHAEL CAULFIELD--Executive Vice President, Financial Management since 1998; Chief Executive Officer, Prudential Investments from 1995 to 1998; Chief Executive Officer, Money Management Group in 1995; prior to 1995, President, Prudential Preferred Financial Services. Age 52.

MICHELE S. DARLING--Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 45.

ROBERT C. GOLDEN--Executive Vice President Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 53.

MARK B. GRIER--Executive Vice President, Corporate Governance since 1998; Executive Vice President, Financial Management from 1997 to 1998; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 46.

JEAN D. HAMILTON--Executive Vice President, Prudential Institutional since 1998; President, Diversified Group since 1995 to 1998; prior to 1995, President, Prudential Capital Group. Age 52.

RODGER A. LAWSON--Executive Vice President, International Investments & Global Marketing Communications since 1998; Executive Vice President, Marketing and Planning from 1996 to 1998; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 52.

KIYOFUMI SAKAGUCHI--Executive Vice President, International Insurance since 1998; President, International Insurance Group from 1995 to 1998; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 56.

JOHN V. SCICUTELLA--Executive Vice President, Individual Financial Services since 1998; Chief Executive Officer, Individual Insurance Group from 1997 to 1998; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 49.

JOHN R. STRANGFELD--Executive Vice President, Global Asset Management since 1998; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996; prior to 1994, Senior Managing Director. Age 45.

JAMES J. AVERY, JR.--Senior Vice President & Chief Actuary, Individual Insurance Group since 1997; President Prudential Select from 1996 to 1997; prior to 1995, Executive Vice President and Chief Operating Officer, Prudential Select. Age 47.

MARTIN A. BERKOWITZ--Senior Vice President, Financial Management since 1998; Senior Vice President and Comptroller from 1995 to 1998; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 50.

WILLIAM M. BETHKE--Senior Vice President and Chief Investment Officer since 1997; prior to 1997, President, Capital Management Group. Age 51.

ANNE E. BOSSI--Senior Vice President, Institutional since 1998; President, Group Life & Disability 1997 to 1998; President, Group Life Insurance 1995 to 1997; prior to 1995, President, Northeastern Group Operations. Age 47.

RICHARD J. CARBONE--Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 51.

THOMAS W. CRAWFORD--Senior Vice President, Individual Financial Services, since 1998; President and Chief Executive Officer, Prudential Property & Casualty Company from 1996 to 1998; Vice President, Prudential Property & Casualty Company in 1996; prior to 1996, President & CEO, Southern Heritage Insurance Company. Age 55.

MARK R. FETTING--Senior Vice President, Retirement Services, Institutional since 1996; President, Prudential Retirement Services from 1992 to 1996; prior to 1992, Partner, Greenwich Associates. Age 44.

WILLIAM D. FRIEL--Senior Vice President and Chief Information Officer since 1996; prior to 1996, Chief Executive Officer, Prudential Service Company. Age 60.

MICHAEL J. HINES--Senior Vice President, Marketing and Communications since 1999; 1996 to 1998 Vice President, Marketing and Communications. Age 47.

RONALD P. JOELSON--Senior Vice President, Guaranteed Products, Global Asset Management since 1997; Senior Vice President, Guaranteed Products, Guaranteed Investments from 1996 to 1997; Vice President, Guaranteed Investments, Guaranteed Products from 1996 to 1996; prior to 1996, Managing Director, Retirement Services. Age 40.

IRA J. KLEINMAN--Senior Vice President, International Insurance Group, since 1997; prior to 1997, Chief Marketing & Product Development Officer. Age 51.

KATHLEEN KRALL--Senior Vice President, Individual Financial Services since 1999; Vice President, Individual Financial Services from 1996 to 1999; Vice President, Operations and Systems from 1995 to 1996; prior to 1995 Vice President, Chase Manhattan Bank. Age 41.

JOYCE R. LEIBOWITZ--Senior Vice President, Management Internal Controls since 1999; Vice President, Management Internal Controls from 1995 to 1999; prior to 1995 Integrated Control Officer. Age 51.

JOHN M. LIFTIN--Senior Vice President and General Counsel since 1998; Self-employed from 1997 to 1998; prior to 1997 Senior Vice President and General Counsel, Kidder & Peabody Group, Inc. Age 55.

NEIL A. MCGUINNESS--Senior Vice President, Marketing, Prudential Investments, since 1996; Director, Putnam Investments, in 1996; prior to 1996, President, Fidelity Investment Employer Services Company. Age 52.

PRISCILLA A. MYERS--Senior Vice President and Auditor, Audit, Compliance and Investigation since 1995; prior to 1995, Vice President and Auditor. Age 48.

I. EDWARD PRICE--Senior Vice President since 1996; Senior Vice President and Actuary from 1995 to 1996; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 56.

BRIAN M. STORMS--President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 44.

ROBERT J. SULLIVAN--Senior Vice President, Mutual Funds Sales, Individual Financial Services since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 60.

SUSAN J. BLOUNT--Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 41.

C. EDWARD CHAPLIN--Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.

ANTHONY S. PISZEL--Vice President and Controller since 1998; Vice President, Enterprise Financial Management from 1997 to 1998; prior to 1997, Chief Financial Officer, Individual Insurance Group. Age 44.

                              SALE OF THE CONTRACTS

Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 1998, 1997 and 1996, the aggregate dollar amount of underwriting commissions paid to and the amounts retained by PIMS were $__, $0, and $0 respectively. During 1998, 1997 and 1996 PIMS paid $____, $4,710, and $0 respectively to cover individual representatives' commissions and other distribution expenses.

Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a Contractholder. Typically, a trail commission is compensation that is paid periodically to a representative, the amount of which is linked to the value of the Contract and the amount of time that the Contract has been in effect.

                                  LEGAL MATTERS

All matters relating to New Jersey law pertaining to the Contracts, including the validity of the Contracts and Prudential's authority to issue the Contracts, have been passed upon by C. Christopher Sprague, Assistant General Counsel of Prudential. Shea and Gardner of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                     EXPERTS

The financial statements in this registration statement for the years ended December 31, 1998, and December 31, 1997 and December 31, 1996 have been audited by_________________ independent accountants, as stated in their reports appearing herein. Prudential is relying on _______________ reports which are given on their authority as accounting and auditing experts.

                              FINANCIAL STATEMENTS

The consolidated financial statements for Prudential and subsidiaries included herein should be distinguished from the financial statements of the Discovery Account, and should be considered only as bearing upon the ability of Prudential to meet its obligations under the Contracts. Also included herein are certain financial statements of the Discovery Account.

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial statements and Exhibits

            (a)   The following financial statements are included in Part B:

                  (To be furnished in a subsequent Post-Effective Amendment)

            (b)   Exhibits

                  1. Resolution adopted by the Board of Directors of The Prudential Insurance Company of America on February 11, 1997 establishing the Prudential Discovery Select Group Variable Contract Account (the "Discovery Account"). (Note 2)

                  2.    Not applicable.

                  3(a). Distribution Agreement. (Note 1)

                  3(b). Broker-dealer sales agreement. (Note 2)

                  4(a). Form of Group Annuity Contract offered by The Prudential
                        Insurance Company of America (PA). (Note 2)

                  4(b). Form of Group Annuity Contract offered to small 401
                        plans by The Prudential Insurance Company of America. (Note 4)

                  4(c) Form of Group Annuity Contract offered by the Prudential Insurance Company of America (NJ). (Note 1)

                  5(a). Not applicable.

                  5(b). Form of Participant enrollment form (including
                        acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b)). (Note 2)

                  6(a). Charter of The Prudential Insurance Company of America,
                        as amended November 14, 1995. (Note 5)

                  6(b). By-Laws of The Prudential Insurance Company of America,
                        as amended May 12, 1998. (Note 7)

                  7.    Not applicable.

                  8(a). Participation Agreement between The Prudential Insurance
                        Company of America and AIM Variable Insurance Funds, Inc. (Note 2)

                  8(b). Participation Agreement between The Prudential Insurance
                        Company of America and T. Rowe Price Equity Series, Inc. (Note 2)

                  8(c). Participation Agreement between The Prudential Insurance
                        Company of America and Janus Aspen Series. (Note 2)

                  8(c)(i). Form of Amendment to Participation Agreement between
                           The Prudential Insurance Company of America and Janus Aspen Series. (Note 1)

                  8(d). Participation Agreement between The Prudential Insurance
                        Company of America and MFS Variable Insurance Trust. (Note 2)

                  8(e). Participation Agreement between The Prudential Insurance
                        Company of America and OCC Accumulation Trust. (Note 2)

                  8(f). Participation Agreement between The Prudential Insurance
                        Company of America and Warburg Pincus Trust. (Note 2)

                  8(g). Retirement Plan Services Outsourcing Agreement between
                        The Prudential Insurance Company of America and BISYS Plan Services, L.P. (Note 4)

                  9. Consent and opinion of C. Christopher Sprague, Assistant General Counsel, The Prudential Insurance Company of America, as to the legality of the securities being registered.

                  10(a). Consent of _______, Independent Accountants.

                  10(b). Consent of Shea & Gardner.

                  10(c).Powers of Attorney for Franklin Agnew, Frederick
                        Becker, Martin Berkowitz, James Cullen, Carolyne Davis, Roger Enrico, Allan Gilmour, William Gray, Jon Hanson, Glen Hiner, Constance Horner, Gaynor Kelley, Burton Malkiel, Arthur Ryan, Ida Schmertz, Charles Sitter, Donald Staheli, Richard Thomson, James Unruh, P. Roy Vagelos, Stanley Van Ness, Paul Volcker, Joseph Williams. (Note 5)

                        Richard Carbone. (Note 3)

                        Gilbert F. Casellas, (Note 8)

                        Anthony S. Piszel (Note 1)

                  11.   Not applicable.

                  12.   Not applicable.

                  13.   Schedule for Computation of Performance Calculations.

----------

(Note 1) Filed herewith.

(Note 2) Incorporated by reference to Pre-Effective Amendment No. 1 to this
         Registration Statement, filed June 17, 1997.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 1 to this
         Registration Statement, filed April 27, 1998.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 2 to this
         Registration Statement, filed August 19, 1998.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 9 to Form
         S-1, Registration No. 33-20083, filed April 9, 1998 on behalf of The Prudential Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 10 to Form
         S-1, Registration No. 33-20083, filed April 9, 1997 on behalf of The Prudential Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-64957, filed September 30, 1998 on behalf of The Prudential Variable Appreciable Account.

(Note 8) Incorporated by reference to Form S-6, Registration No. 333-64957, filed September 30, 1998 on behalf of The Prudential Variable Appreciable Account.

Item 25. Directors and Officers of the Depositor

Information about the Directors and Executive Officers of Prudential, Registrant's depositor, appears under the heading of "Directors and Officers of Prudential" in the Statement of Additional information (Part B of this Registration Statement).

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential and short descriptions of each are listed under Item 25 to Post-Effective Amendment No. 34 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April 24, 1998, the text of which is hereby incorporated.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance of the shares of The Prudential Series Fund, Inc. are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940.

Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

Item 27. Number of Contractholders

As of February 28, 1999 there were_____ Contractholders of qualified Contracts offered by the Registrant, and ____ Contractholders of non-qualified Contracts offered by the Registrant.

Item 28. Indemnification

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of The Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 12 to Form N-4, Registration No. 33-25434, filed April 30, 1997, on behalf of the Prudential Variable Contract Account.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

      (a) Prudential Investment Management Services LLC ("PIMS"), a direct wholly owned subsidiary of Prudential, acts as the principal underwriter for the registrant and also for The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, which are registered as open-end management investment companies under the Investment Company Act of 1940. It also acts as principal underwriter for The Prudential Variable Contract Account-24 and The Prudential Variable Contract GI-2, which are registered as unit investment trusts under the Investment Company Act of 1940.

     (b)(1) The following table sets forth certain information regarding the officers and directors of PIMS:

              NAME AND PRINCIPAL         POSITIONS AND OFFICES
              BUSINESS ADDRESS           WITH UNDERWRITER
              -----------------------    -----------------------

              Storms, Brian M.           President

              Chaplin, C. Edward         Treasurer

              Fetting, Mark R.           Executive Vice President

              Hamilton, Jean D.          Executive Vice President

              Joelson, Ronald P.         Executive Vice President

              Melzer, Mendel A.          Vice President

              McGuire, Carl L.           Chief Operating

              Henderson, Brian           Officer

              Strangfeld, John R.        Executive Vice President

              Healey, William V.         Chief Legal Officer/
                                           Secretary

              Margaret M. Deverell       Chief Financial Officer/
                                            Comptroller/VP

              ------------

              The principal business address for the directors and officers, with the exception of Carl L. McGuire, is 751 Broad Street, Newark, NJ 07102. The principal business address for Carl L. McGuire is: c/o Prudential Investments, 30 Scranton Office Park, Scranton, PA 18307

        (c)

                                 NET
              NAME OF            UNDERWRITING
              PRINCIPAL          DISCOUNTS AND    COMPENSATION     BROKERAGE
              UNDERWRITER        COMMISSIONS      ON REDEMPTION    COMMISSIONS

              -----------------  ---------------- ---------------- ------------
              Prudential
              Investment
              Management
              Services, LLC      $-0-              $-0-             $_____

Item 30. Location of Accounts and Records

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:

      The Prudential Insurance Company of America and The Prudential Investment Corporation
      751 Broad Street
      Newark, New Jersey 07102-3777

      The Prudential Insurance Company of America and The Prudential Investment Corporation
      Gateway Buildings Two, Three and Four
      100 Mulberry Street
      Newark, New Jersey 07102

      The Prudential Insurance Company of America and
      The Prudential Investment Corporation
      56 North Livingston Avenue
      Roseland, New Jersey 07088

      The Prudential Insurance Company of America
      c/o Prudential Investments
      30 Scranton Office Park
      Scranton, Pennsylvania 18507-1789

      The Prudential Insurance Company of America
      c/o The Prudential Asset Management Company, Inc.
      71 Hanover Road
      Florham Park, New Jersey 07932

      Investors Fiduciary Trust Company
      127 West 10th Street
      Kansas City, Missouri 64105

      BISYS Plan Services, L. P.
      323 Norristown Road
      Ambler, PA 19002

Item 31. Management Services

         Summary of Retirement Plan Services Outsourcing Agreement

 Included as an exhibit to this registration statement is an agreement (the "Agreement") dated August 6, 1998 between The Prudential Insurance Company of America ("Prudential") and BISYS Plan Services, L. P. ("BISYS"). Pursuant to the Agreement, Prudential has delegated to BISYS certain recordkeeping and administrative services to be performed on behalf of certain defined contribution pension plans (the "Plans") that qualify or intend to qualify under Section 401(k) and/or Section 401(a) of the Internal Revenue Code of 1986, as amended. In addition to the recordkeeping and administrative services, BISYS is obligated under the Agreement to arrange for the provision to the Plans of certain trust and accounting services and certain order placement, processing and related services. Schedule F of the Agreement describes the specific services that BISYS will provide with respect to the Discovery Select Group Retirement Annuity. These services include, among others: (a) providing participant-level recordkeeping, (b) administering certain features of the annuity, and (c) transmitting participant purchase orders.

 The Plans to which BISYS will provide these services are small defined contribution plans with which Prudential has entered into an administrative services agreement. Typically, these Plans will share the following characteristics, among others: (a) less than $1 million in anticipated Plan assets, (b) fewer than 100 eligible employees, and (c) $3,000 minimum average annual cash flow per participant (for a start-up Plan).

 Under the Agreement, BISYS collects from the Plans a variety of fees and charges (the "Fees") on Prudential's behalf, and is entitled to keep such Fees as payment in full for BISYS's satisfactory performance of its services and obligations under the Agreement. These Fees include, among others: (a) an annual fee of $2,000 per Plan, (b) an annual fee per Plan participant of either $14 or $28, and (c) an installation charge for each startup Plan of $1,500.

 The initial term of the Agreement is two years from the Agreement's "effective date." The Agreement is automatically extended for successive two year terms unless, at least 180 days prior to the end of such initial or subsequent term, BISYS gives Prudential notice that such term will not be extended.

Item 32. Undertakings

 The Registrant hereby undertakes:

        (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

        (b) to include either (1) as part of any enrollment form to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

        (c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

        (d) Prudential Insurance Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Insurance Company of America.

                                403(b) ANNUITIES

 The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-(4) thereof.

                                    TEXAS ORP

 The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Rule will be complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Registration Statement to be signed on their behalf, in the City of Newark, and the State of New Jersey on this 23 day of February, 1999.

                            THE PRUDENTIAL DISCOVERY SELECT GROUP VARIABLE CONTRACT ACCOUNT
                            -----------------------------------------------
                                          (REGISTRANT)

                            BY: THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                            -----------------------------------------------
                                          (DEPOSITOR)

By:  /s/ C. CHRISTOPHER SPRAGUE
   ----------------------------
        C. Christopher Sprague
        Assistant General Counsel
       --------------------------
         (Signature and Title)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 23 day of February, 1999.

          SIGNATURE AND
          TITLE
          ---------------

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------

        ARTHUR F. RYAN                              CAROLYNE K. DAVIS
        CHAIRMAN OF THE BOARD,                      DIRECTOR
        PRESIDENT AND CHIEF
        EXECUTIVE OFFICER

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        MARTIN A. BERKOWITZ                         ROGER A. ENRICO
        SENIOR VICE PRESIDENT AND                   DIRECTOR
        COMPTROLLER

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        RICHARD J. CARBONE                          ALLAN D. GILMOUR
        SENIOR VICE PRESIDENT AND                   DIRECTOR
        PRINCIPAL FINANCIAL OFFICER

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        FRANKLIN E. AGNEW                           WILLIAM H. GRAY, III
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        FREDERIC K. BECKER                          JON F. HANSON
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        GILBERT F. CASELLAS                         GLEN H. HINER
        DIRECTOR                                    DIRECTOR

    /s/       *                                 *By:      C. CHRISTOPHER SPRAGUE
-------------------------------------               ----------------------------
        JAMES G. CULLEN                                   C. CHRISTOPHER SPRAGUE
        DIRECTOR                                          (ATTORNEY-IN-FACT)



                                                               February 23, 1999

          SIGNATURE AND
          TITLE
          ---------------

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        CONSTANCE J. HORNER                         RICHARD M. THOMSON
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        ALLEN F. JACOBSON                           JAMES A. UNRUH
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        GAYNOR N. KELLEY                            P. ROY VAGELOS, M.D.
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        BURTON G. MALKIEL                           STANLEY C. VAN NESS
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        IDA F.S. SCHMERTZ                           PAUL A. VOLCKER
        DIRECTOR                                    DIRECTOR

    /s/       *                                 /s/       *
-------------------------------------           --------------------------------
        CHARLES R. SITTER                           JOSEPH H. WILLIAMS
        DIRECTOR                                    DIRECTOR

    /s/       *                                 *By:      C. CHRISTOPHER SPRAGUE
-------------------------------------               ----------------------------
        DONALD L. STAHELI                                 C. CHRISTOPHER SPRAGUE
        DIRECTOR                                          (ATTORNEY-IN-FACT)



                                                               February 23, 1999

                                  EXHIBIT INDEX


       Exhibit No.                              Description
       -----------                              -----------

        4(c) Form of Group Annuity Contract offered by The Prudential Insurance Company of America.

        10(c)   Power of Attorney (Anthony S. Piszel)